UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07899 and 811-07885

Name of Fund: BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

iShares Russell 2000 Small-Cap Index Fund

Quantitative Master Series LLC

Master Small Cap Index Series

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.5%

Australia — 6.7%
AGL Energy Ltd.	486,649	$6,864,838
Alumina Ltd.	1,873,441	3,750,314
Amcor Ltd.	857,379	8,473,655
AMP Ltd.	2,232,386	5,146,192
APA Group(a)	875,501	6,313,558
Aristocrat Leisure Ltd.	425,762	8,743,851
ASX Ltd.	143,656	6,607,722
Aurizon Holdings Ltd.	1,488,743	4,419,988
AusNet Services	1,362,477	1,600,388
Australia & New Zealand Banking Group Ltd.	2,158,423	43,938,306
Bank of Queensland Ltd.	298,731	2,378,265
Bendigo & Adelaide Bank Ltd.	350,052	2,718,598
BGP Holdings PLC(b)	783,183	9
BHP Billiton Ltd.	2,389,425	59,522,695
BHP Billiton PLC	1,571,980	34,303,104
BlueScope Steel Ltd.	412,641	5,060,933
Boral Ltd.	884,337	4,414,377
Brambles Ltd.	1,176,422	9,265,026
Caltex Australia Ltd.	192,799	4,165,193
Challenger Ltd.	400,396	3,239,758
CIMIC Group Ltd.	74,710	2,772,875
Coca-Cola Amatil Ltd.	359,913	2,537,193
Cochlear Ltd.	42,702	6,191,616
Commonwealth Bank of Australia	1,309,283	67,576,814
Computershare Ltd.	340,582	4,904,785
Crown Resorts Ltd.	281,972	2,788,621
CSL Ltd.	336,715	48,924,479
Dexus	754,956	5,767,522
Domino’s Pizza Enterprises Ltd.	42,523	1,635,248
Flight Centre Travel Group Ltd.	43,011	1,651,698
Fortescue Metals Group Ltd.	1,136,047	3,219,247
Goodman Group	1,195,709	8,969,701
GPT Group	1,332,615	5,019,023
Harvey Norman Holdings Ltd.	368,599	937,633
Healthscope Ltd.	1,351,773	2,050,614
Incitec Pivot Ltd.	1,241,078	3,568,407
Insurance Australia Group Ltd.	1,769,979	9,357,367
Lend Lease Group(a)	429,630	6,104,166
Macquarie Group Ltd.	238,799	21,723,148
Medibank Pvt Ltd.	2,036,079	4,281,302
Mirvac Group	2,745,729	4,785,806
National Australia Bank Ltd.	2,025,816	40,670,325
Newcrest Mining Ltd.	569,970	8,003,675
Oil Search Ltd.	1,017,538	6,646,467
Orica Ltd.	278,609	3,427,114
Origin Energy Ltd.(c)	1,308,526	7,799,665
QBE Insurance Group Ltd.	1,008,877	8,103,663
Ramsay Health Care Ltd.	104,334	4,139,445
REA Group Ltd.	40,018	2,482,817
Santos Ltd.	1,313,866	6,898,037
Scentre Group	3,971,184	11,412,218
SEEK Ltd.	246,749	3,694,596

Security	Shares	Value
Australia (continued)
Sonic Healthcare Ltd.	298,021	$5,362,161
South32 Ltd.	3,835,020	10,777,575
Stockland	1,806,478	5,426,578
Suncorp Group Ltd.	966,583	10,099,272
Sydney Airport(a)	835,943	4,160,896
Tabcorp Holdings Ltd.	1,416,818	4,984,761
Telstra Corp. Ltd.	3,088,862	7,116,404
TPG Telecom Ltd.(d)	258,107	1,592,122
Transurban Group(a)	1,929,473	15,637,077
Treasury Wine Estates Ltd.	529,794	6,687,013
Vicinity Centres	2,437,885	4,625,261
Wesfarmers Ltd.	846,448	30,479,920
Westpac Banking Corp.	2,546,903	51,219,907
Woodside Petroleum Ltd.	707,907	19,748,366
Woolworths Group Ltd.	993,241	20,144,729

		737,034,099
Austria — 0.2%
ANDRITZ AG	52,244	3,047,149
Erste Group Bank AG(c)	223,251	9,268,657
OMV AG	109,282	6,130,612
Raiffeisen Bank International AG	108,149	3,112,693
voestalpine AG	89,057	4,068,130

		25,627,241
Belgium — 1.0%
Ageas	139,845	7,517,882
Anheuser-Busch InBev SA	566,880	49,622,186
Colruyt SA	46,242	2,616,940
Groupe Bruxelles Lambert SA	59,867	6,275,460
KBC Group NV	186,856	13,894,320
Proximus SADP	117,665	2,810,789
Solvay SA	54,578	7,316,384
Telenet Group Holding NV(c)	38,949	2,146,054
UCB SA	93,490	8,401,381
Umicore SA	155,413	8,681,129

		109,282,525
Chile — 0.0%
Antofagasta PLC(a)	292,897	3,254,776

China — 0.0%
Minth Group Ltd.(d)	552,000	2,270,965
Yangzijiang Shipbuilding Holdings Ltd.	1,756,083	1,592,039

		3,863,004
Denmark — 1.7%
AP Moeller — Maersk A/S, Class A	2,861	3,750,641
AP Moeller — Maersk A/S, Class B	4,852	6,816,428
Carlsberg A/S, Class B	79,377	9,519,292
Chr Hansen Holding A/S	73,754	7,477,593
Coloplast A/S, Class B	89,111	9,103,171
Danske Bank A/S	537,140	14,079,794
DSV A/S	134,969	12,264,709
Genmab A/S(c)	45,307	7,116,461

1

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Denmark (continued)
H Lundbeck A/S	51,698	$3,191,233
ISS A/S	125,999	4,426,755
Novo Nordisk A/S, Class B	1,351,759	63,620,615
Novozymes A/S, Class B	167,798	9,203,462
Orsted A/S(e)	140,231	9,529,107
Pandora A/S	83,485	5,213,507
Tryg A/S	91,189	2,270,688
Vestas Wind Systems A/S	151,912	10,262,603
William Demant Holding A/S(c)	72,733	2,730,279

		180,576,338
Finland — 1.0%
Elisa OYJ	104,824	4,443,949
Fortum OYJ	329,603	8,260,292
Kone OYJ, Class B	252,128	13,458,278
Metso OYJ	80,623	2,853,423
Neste OYJ	95,071	7,836,266
Nokia OYJ	4,252,411	23,642,409
Nokian Renkaat OYJ	86,585	3,544,080
Orion OYJ, Class B	80,578	3,049,665
Sampo OYJ, Class A	328,344	16,991,469
Stora Enso OYJ, Class R	408,896	7,808,332
UPM-Kymmene OYJ	394,522	15,472,734
Wartsila OYJ	322,240	6,270,703

		113,631,600
France — 10.7%
Accor SA	139,555	7,169,204
Aeroports de Paris	21,961	4,944,543
Air Liquide SA	318,968	41,887,581
Airbus SE	433,160	54,380,056
Alstom SA	115,389	5,161,189
Amundi SA(e)	44,859	3,359,396
Arkema SA	51,253	6,351,742
Atos SE	70,484	8,386,677
AXA SA	1,443,908	38,690,516
BioMerieux	32,055	2,675,640
BNP Paribas SA	837,174	51,265,695
Bollore SA	629,572	2,719,393
Bouygues SA	162,266	7,019,693
Bureau Veritas SA	196,392	5,071,285
Capgemini SE	119,316	15,021,618
Carrefour SA	431,034	8,261,624
Casino Guichard-Perrachon SA(d)	39,680	1,669,993
Cie de Saint-Gobain	369,340	15,918,923
Cie Generale des Etablissements Michelin SCA	126,882	15,144,096
CNP Assurances	130,820	3,153,504
Covivio	26,080	2,723,200
Credit Agricole SA	843,708	12,128,293
Danone SA	459,632	35,720,395
Dassault Aviation SA	1,850	3,423,822
Dassault Systemes SA	99,441	14,880,095

Security	Shares	Value
France (continued)
Edenred	174,679	$6,656,578
Eiffage SA	58,178	6,499,053
Electricite de France SA	432,847	7,612,428
Engie SA	1,358,848	20,005,295
Essilor International Cie Generale d’Optique SA	153,740	22,756,546
Eurazeo SA	35,000	2,755,931
Eutelsat Communications SA	128,428	3,034,168
Faurecia SA	56,205	3,380,158
Gecina SA	33,530	5,598,137
Getlink SE, Registered Shares	344,792	4,404,688
Hermes International	23,562	15,610,388
ICADE	24,757	2,288,033
Iliad SA	20,082	2,623,182
Imerys SA	26,700	1,971,652
Ingenico Group SA	43,962	3,342,483
Ipsen SA	27,960	4,707,149
JCDecaux SA	56,045	2,049,739
Kering SA	56,702	30,412,404
Klepierre SA	151,622	5,387,827
L’Oreal SA	188,363	45,411,916
Legrand SA	196,961	14,361,645
LVMH Moet Hennessy Louis Vuitton SE	206,944	73,127,993
Natixis SA	697,120	4,734,052
Orange SA	1,504,744	23,942,923
Pernod Ricard SA	159,776	26,204,495
Peugeot SA	436,984	11,787,964
Publicis Groupe SA	153,569	9,171,179
Remy Cointreau SA	16,771	2,187,279
Renault SA	142,452	12,322,380
Rexel SA	215,530	3,237,381
Safran SA	248,600	34,809,971
Sanofi	836,297	74,720,783
Schneider Electric SE	408,147	32,772,971
SCOR SE	122,047	5,658,286
SEB SA	17,217	2,928,393
SES SA	270,314	5,931,731
Societe BIC SA	19,849	1,817,153
Societe Generale SA	578,145	24,825,771
Sodexo SA	67,153	7,121,350
Suez	282,785	4,022,588
Teleperformance	42,875	8,088,577
Thales SA	78,757	11,189,858
TOTAL SA	1,780,087	115,742,590
UbiSoft Entertainment SA(c)	58,063	6,269,684
Unibail-Rodamco-Westfield(a)(c)	30,042	6,041,962
Unibail-Rodamco-Westfield	72,165	14,537,393
Valeo SA	178,055	7,709,938
Veolia Environnement SA	396,566	7,913,326
Vinci SA	377,092	35,876,474
Vivendi SA	767,864	19,747,208

2

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Wendel SA	19,919	$2,967,978

		1,175,407,204
Germany — 8.7%
1&1 Drillisch AG	41,032	1,994,648
adidas AG	140,132	34,270,607
Allianz SE, Registered Shares	327,536	72,898,639
Axel Springer SE	37,569	2,525,723
BASF SE	683,327	60,633,782
Bayer AG, Registered Shares	693,797	61,540,264
Bayerische Motoren Werke AG	250,073	22,529,276
Beiersdorf AG	74,592	8,408,261
Brenntag AG	114,645	7,070,323
Commerzbank AG(c)	743,441	7,724,290
Continental AG	82,028	14,251,930
Covestro AG(e)	142,605	11,543,479
Daimler AG, Registered Shares	676,545	42,637,393
Delivery Hero AG(c)(e)	68,251	3,277,345
Deutsche Bank AG, Registered Shares	1,457,426	16,599,636
Deutsche Boerse AG	142,831	19,097,457
Deutsche Lufthansa AG, Registered Shares	173,097	4,248,479
Deutsche Post AG, Registered Shares	740,390	26,324,083
Deutsche Telekom AG, Registered Shares	2,479,692	39,919,647
Deutsche Wohnen SE, Bearer Shares	262,931	12,629,021
E.ON SE	1,632,557	16,612,483
Evonik Industries AG	120,208	4,299,231
Fraport AG Frankfurt Airport Services Worldwide	32,256	2,847,624
Fresenius Medical Care AG & Co. KGaA	160,465	16,486,755
Fresenius SE & Co. KGaA	306,855	22,501,757
GEA Group AG	128,305	4,566,896
Hannover Rueck SE	44,744	6,315,543
HeidelbergCement AG	110,337	8,618,175
Henkel AG & Co. KGaA	76,839	8,151,682
Hochtief AG	13,656	2,263,830
HUGO BOSS AG	46,174	3,552,402
Infineon Technologies AG	840,365	19,123,230
Innogy SE(e)	11,991	535,559
Innogy SE(c)	94,968	4,030,100
K+S AG, Registered Shares(d)	142,027	2,978,441
KION Group AG	52,444	3,220,116
LANXESS AG	64,518	4,719,393
Linde AG	138,522	32,712,959
MAN SE	28,828	3,133,860
Merck KGaA	95,713	9,889,132
METRO AG	139,325	2,182,242
MTU Aero Engines AG	38,586	8,692,606
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	111,782	24,691,119
OSRAM Licht AG	75,694	3,005,583
ProSiebenSat.1 Media SE, Registered Shares	172,896	4,479,394

Security	Shares	Value
Germany (continued)
Puma SE	5,969	$2,945,134
RWE AG	383,493	9,468,210
SAP SE	731,183	89,908,850
Siemens AG, Registered Shares	569,143	72,772,655
Siemens Healthineers AG(c)(e)	115,064	5,059,915
Symrise AG	91,158	8,311,679
Telefonica Deutschland Holding AG	538,538	2,274,959
Thyssenkrupp AG	323,361	8,157,257
TUI AG	326,899	6,270,777
Uniper SE	149,357	4,597,889
United Internet AG, Registered Shares	91,168	4,310,412
Volkswagen AG	23,785	4,135,653
Vonovia SE	361,235	17,667,355
Wirecard AG	86,667	18,750,328
Zalando SE(c)(e)	81,855	3,180,748

		947,546,216
Hong Kong — 3.4%
AIA Group Ltd.	8,984,400	80,113,125
ASM Pacific Technology Ltd.	227,904	2,328,912
Bank of East Asia Ltd.	916,932	3,412,364
BOC Hong Kong Holdings Ltd.	2,745,400	13,030,530
CK Asset Holdings Ltd.	1,917,939	14,377,233
CK Hutchison Holdings Ltd.	2,039,439	23,475,444
CK Infrastructure Holdings Ltd.	491,500	3,889,712
CLP Holdings Ltd.	1,215,187	14,230,722
Dairy Farm International Holdings Ltd.	244,700	2,202,300
Galaxy Entertainment Group Ltd.	1,760,000	11,118,056
Hang Lung Group Ltd.	641,000	1,707,185
Hang Lung Properties Ltd.	1,562,000	3,047,124
Hang Seng Bank Ltd.	566,853	15,380,986
Henderson Land Development Co. Ltd.	963,337	4,837,944
HK Electric Investments & HK Electric Investments Ltd.	1,884,000	1,901,244
HKT Trust & HKT Ltd.	2,755,560	3,789,054
Hong Kong & China Gas Co. Ltd.	6,841,755	13,560,697
Hong Kong Exchanges & Clearing Ltd.	876,202	25,037,100
Hongkong Land Holdings Ltd.	872,900	5,781,527
Hysan Development Co. Ltd.	450,791	2,276,523
Jardine Matheson Holdings Ltd.	161,600	10,138,321
Jardine Strategic Holdings Ltd.	168,600	6,119,188
Kerry Properties Ltd.	504,500	1,713,054
Li & Fung Ltd.(d)	4,267,980	956,020
Link REIT	1,612,414	15,875,756
Melco Resorts & Entertainment Ltd. — ADR	182,843	3,867,129
MGM China Holdings Ltd.	735,200	1,160,698
MTR Corp. Ltd.	1,124,500	5,913,659
New World Development Co. Ltd.	4,496,359	6,107,076
NWS Holdings Ltd.	1,113,220	2,200,428
PCCW Ltd.	3,003,000	1,749,646
Power Assets Holdings Ltd.	1,029,500	7,155,991
Sands China Ltd.	1,797,400	8,094,619
Shangri-La Asia Ltd.	929,905	1,376,367

3

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Sino Land Co. Ltd.	2,482,349	$4,252,787
SJM Holdings Ltd.	1,794,000	1,652,924
Sun Hung Kai Properties Ltd.	1,185,324	17,201,660
Swire Pacific Ltd., Class A	362,077	3,965,302
Swire Properties Ltd.	900,800	3,411,794
Techtronic Industries Co. Ltd.	1,021,000	6,512,640
WH Group Ltd.(e)	6,528,000	4,583,015
Wharf Holdings Ltd.	940,357	2,560,284
Wharf Real Estate Investment Co. Ltd.	901,357	5,807,033
Wheelock & Co. Ltd.	617,000	3,709,474
Wynn Macau Ltd.	1,172,800	2,693,446
Yue Yuen Industrial Holdings Ltd.	549,785	1,528,393

		375,804,486
Ireland — 0.7%
AerCap Holdings NV(c)	98,943	5,691,201
AIB Group PLC	591,250	3,021,927
Bank of Ireland Group PLC	717,671	5,487,979
CRH PLC	620,734	20,306,926
DCC PLC	66,206	6,005,001
James Hardie Industries PLC	327,629	4,962,749
Kerry Group PLC, Class A	117,278	12,969,781
Paddy Power Betfair PLC	64,898	5,538,214
Ryanair Holdings PLC, ADR(c)	17,450	1,675,898
Smurfit Kappa Group PLC	167,196	6,617,132

		72,276,808
Isle of Man — 0.1%
GVC Holdings PLC	413,371	4,946,614

Israel — 0.5%
Azrieli Group Ltd.	30,161	1,540,563
Bank Hapoalim BM	791,352	5,794,749
Bank Leumi Le-Israel BM	1,073,986	7,077,952
Bezeq The Israeli Telecommunication Corp. Ltd.	1,539,079	1,771,269
Check Point Software Technologies Ltd.(c)	96,798	11,390,221
Elbit Systems Ltd.	18,738	2,380,967
Frutarom Industries Ltd.	29,177	3,027,244
Israel Chemicals Ltd.	506,267	3,070,608
Mizrahi Tefahot Bank Ltd.	104,279	1,826,104
NICE Ltd.(c)	44,968	5,122,023
Teva Pharmaceutical Industries Ltd. — ADR	719,661	15,501,498

		58,503,198
Italy — 1.9%
Assicurazioni Generali SpA	868,388	14,953,512
Atlantia SpA	373,622	7,751,425
Davide Campari-Milano SpA	449,404	3,826,986
Enel SpA	6,066,474	31,008,932
Eni SpA	1,892,626	35,675,188
Ferrari NV	90,996	12,498,877

Security	Shares	Value
Italy (continued)
Intesa Sanpaolo SpA	11,122,530	$28,339,465
Leonardo SpA(d)	216,669	2,604,191
Luxottica Group SpA	125,972	8,537,489
Mediobanca Banca di Credito Finanziario SpA	470,071	4,678,037
Moncler SpA	132,765	5,712,535
Pirelli & C SpA(c)(e)	322,386	2,701,187
Poste Italiane SpA(e)	404,250	3,224,446
Prysmian SpA	175,666	4,078,585
Recordati SpA	75,306	2,546,388
Snam SpA	1,688,452	7,021,394
Telecom Italia SpA(c)	8,461,011	5,114,532
Telecom Italia SpA, Non-Convertible Savings Shares	4,664,105	2,502,067
Terna — Rete Elettrica Nazionale SpA	1,082,215	5,781,063
UniCredit SpA	1,514,078	22,718,286

		211,274,585
Japan — 24.1%
ABC-Mart, Inc.	30,700	1,707,792
Acom Co. Ltd.	328,100	1,322,771
Aeon Co. Ltd.(d)	451,400	10,876,619
AEON Financial Service Co. Ltd.	76,500	1,584,383
Aeon Mall Co. Ltd.	75,950	1,303,886
AGC Inc.	139,620	5,794,562
Air Water, Inc.	111,300	2,042,586
Aisin Seiki Co. Ltd.	120,300	5,860,936
Ajinomoto Co., Inc.	339,500	5,831,889
Alfresa Holdings Corp.	141,600	3,792,868
Alps Electric Co. Ltd.	139,700	3,551,542
Amada Holdings Co. Ltd.	252,800	2,699,060
ANA Holdings, Inc.	84,100	2,937,997
Aozora Bank Ltd.	85,400	3,050,143
Asahi Group Holdings Ltd.	268,700	11,658,153
Asahi Kasei Corp.	939,200	14,240,241
Asics Corp.	118,700	1,770,260
Astellas Pharma, Inc.	1,417,100	24,746,773
Bandai Namco Holdings, Inc.	148,300	5,761,579
Bank of Kyoto Ltd.	41,100	2,145,282
Benesse Holdings, Inc.	46,600	1,326,956
Bridgestone Corp.	452,700	17,109,106
Brother Industries Ltd.	173,400	3,423,815
Calbee, Inc.	62,100	2,044,714
Canon, Inc.	737,900	23,398,468
Casio Computer Co. Ltd.	152,500	2,492,655
Central Japan Railway Co.	107,300	22,339,624
Chiba Bank Ltd.	468,800	3,201,694
Chubu Electric Power Co., Inc.	450,000	6,816,572
Chugai Pharmaceutical Co. Ltd.	165,400	10,632,458
Chugoku Electric Power Co., Inc.	203,400	2,613,869
Coca-Cola Bottlers Japan Holdings, Inc.	98,600	2,638,955
Concordia Financial Group Ltd.	812,100	3,980,550
Credit Saison Co. Ltd.	117,000	1,908,206

4

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
CyberAgent, Inc.	75,100	$3,996,568
CYBERDYNE, Inc.(c)(d)	63,300	499,762
Dai Nippon Printing Co. Ltd.	187,600	4,364,661
Dai-ichi Life Holdings, Inc.	802,200	16,722,097
Daicel Corp.	183,000	2,125,736
Daifuku Co. Ltd.	77,300	3,939,567
Daiichi Sankyo Co. Ltd.	422,000	18,292,809
Daikin Industries Ltd.	183,800	24,464,441
Daito Trust Construction Co. Ltd.	54,100	6,971,646
Daiwa House Industry Co. Ltd.	421,500	12,490,649
Daiwa House REIT Investment Corp.	1,277	2,920,080
Daiwa Securities Group, Inc.	1,200,000	7,298,101
DeNA Co. Ltd.	80,700	1,425,012
Denso Corp.	324,900	17,163,800
Dentsu, Inc.	160,513	7,454,575
Disco Corp.	21,300	3,566,956
Don Quijote Holdings Co. Ltd.	90,300	4,569,509
East Japan Railway Co.	229,549	21,322,602
Eisai Co. Ltd.	187,500	18,265,718
Electric Power Development Co. Ltd.	108,700	3,008,787
FamilyMart UNY Holdings Co. Ltd.	46,200	4,814,170
FANUC Corp.	145,400	27,354,497
Fast Retailing Co. Ltd.	43,200	21,885,061
Fuji Electric Co. Ltd.	87,560	3,507,379
FUJIFILM Holdings Corp.	287,200	12,920,878
Fujitsu Ltd.	145,600	10,372,496
Fukuoka Financial Group, Inc.	108,400	2,981,060
Hakuhodo DY Holdings, Inc.	173,100	3,040,218
Hamamatsu Photonics KK	108,600	4,325,157
Hankyu Hanshin Holdings, Inc.	169,800	6,021,721
Hikari Tsushin, Inc.	16,600	3,280,717
Hino Motors Ltd.	173,400	1,898,700
Hirose Electric Co. Ltd.	23,110	2,524,322
Hisamitsu Pharmaceutical Co., Inc.	42,400	3,251,751
Hitachi Chemical Co. Ltd.	76,500	1,556,735
Hitachi Construction Machinery Co. Ltd.	79,600	2,661,198
Hitachi High-Technologies Corp.	51,300	1,771,301
Hitachi Ltd.	729,400	24,793,481
Hitachi Metals Ltd.	155,000	1,919,357
Honda Motor Co. Ltd.	1,212,900	36,528,001
Hoshizaki Corp.	40,300	4,171,234
Hoya Corp.	282,600	16,783,888
Hulic Co. Ltd.	230,900	2,265,792
Idemitsu Kosan Co. Ltd.	99,300	5,257,388
IHI Corp.	107,200	4,061,409
Iida Group Holdings Co. Ltd.	109,200	1,940,748
Inpex Corp.	761,800	9,518,343
Isetan Mitsukoshi Holdings Ltd.	259,605	3,187,169
Isuzu Motors Ltd.	409,200	6,450,848
ITOCHU Corp.	1,051,600	19,247,524
J. Front Retailing Co. Ltd.	175,200	2,717,239
Japan Airlines Co. Ltd.	86,580	3,111,868
Japan Airport Terminal Co. Ltd.	31,700	1,442,043
Japan Exchange Group, Inc.	378,100	6,586,235

Security	Shares	Value
Japan (continued)
Japan Post Bank Co. Ltd.	294,400	$3,478,742
Japan Post Holdings Co. Ltd.	1,164,700	13,861,320
Japan Prime Realty Investment Corp.	571	2,035,840
Japan Real Estate Investment Corp.	969	5,081,245
Japan Retail Fund Investment Corp.	1,964	3,564,226
Japan Tobacco, Inc.	818,400	21,371,128
JFE Holdings, Inc.	364,700	8,366,191
JGC Corp.	159,900	3,666,676
JSR Corp.	140,500	2,622,960
JTEKT Corp.	152,800	2,236,915
JXTG Holdings, Inc.	2,422,110	18,320,330
Kajima Corp.	329,900	4,796,929
Kakaku.com, Inc.	101,600	1,985,056
Kamigumi Co. Ltd.	83,200	1,833,952
Kaneka Corp.	36,400	1,681,572
Kansai Electric Power Co., Inc.	522,400	7,885,113
Kansai Paint Co. Ltd.	137,100	2,526,771
Kao Corp.	370,900	29,960,482
Kawasaki Heavy Industries Ltd.	102,000	2,876,696
KDDI Corp.	1,318,600	36,375,865
Keihan Holdings Co. Ltd.	71,400	2,726,729
Keikyu Corp.	169,300	3,085,647
Keio Corp.	74,900	4,099,554
Keisei Electric Railway Co. Ltd.	96,000	3,378,984
Keyence Corp.	72,384	42,046,887
Kikkoman Corp.	109,300	6,509,543
Kintetsu Group Holdings Co. Ltd.	127,300	5,119,620
Kirin Holdings Co. Ltd.	608,700	15,611,894
Kobayashi Pharmaceutical Co. Ltd.	36,000	2,650,358
Kobe Steel Ltd.	219,500	1,950,674
Koito Manufacturing Co. Ltd.	77,400	5,082,609
Komatsu Ltd.	684,300	20,823,864
Konami Holdings Corp.	65,700	2,572,562
Konica Minolta, Inc.	337,200	3,588,464
Kose Corp.	22,500	4,287,270
Kubota Corp.	732,200	12,439,478
Kuraray Co. Ltd.	231,200	3,475,748
Kurita Water Industries Ltd.	73,100	2,129,570
Kyocera Corp.	238,800	14,333,154
Kyowa Hakko Kirin Co. Ltd.	192,500	3,612,171
Kyushu Electric Power Co., Inc.	273,500	3,305,789
Kyushu Railway Co.	116,400	3,543,906
Lawson, Inc.	37,200	2,265,574
LINE Corp.(c)(d)	52,100	2,194,977
Lion Corp.	173,600	3,855,591
LIXIL Group Corp.	203,500	3,918,310
M3, Inc.	312,400	7,084,729
Mabuchi Motor Co. Ltd.	33,400	1,347,321
Makita Corp.	166,000	8,312,642
Marubeni Corp.	1,158,300	10,593,361
Marui Group Co. Ltd.	141,100	3,481,483
Maruichi Steel Tube Ltd.	39,600	1,291,458
Mazda Motor Corp.	415,680	4,996,471
McDonald’s Holdings Co. Japan Ltd.	48,000	2,107,938

5

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Mebuki Financial Group, Inc.	542,200	$1,876,041
Medipal Holdings Corp.	127,000	2,653,254
MEIJI Holdings Co. Ltd.	89,400	6,008,755
MINEBEA MITSUMI, Inc.	285,200	5,169,459
MISUMI Group, Inc.	209,600	5,423,292
Mitsubishi Chemical Holdings Corp.	949,300	9,085,346
Mitsubishi Corp.	1,011,000	31,141,560
Mitsubishi Electric Corp.	1,357,800	18,600,941
Mitsubishi Estate Co. Ltd.	876,000	14,874,514
Mitsubishi Gas Chemical Co., Inc.	125,700	2,675,903
Mitsubishi Heavy Industries Ltd.	225,020	8,689,691
Mitsubishi Materials Corp.	80,900	2,417,063
Mitsubishi Motors Corp.	497,600	3,515,297
Mitsubishi Tanabe Pharma Corp.	176,500	2,954,029
Mitsubishi UFJ Financial Group, Inc.	8,790,574	54,613,097
Mitsubishi UFJ Lease & Finance Co. Ltd.	293,600	1,727,993
Mitsui & Co. Ltd.	1,230,600	21,868,568
Mitsui Chemicals, Inc.	139,500	3,488,212
Mitsui Fudosan Co. Ltd.	663,800	15,699,432
Mitsui OSK Lines Ltd.	84,800	2,474,515
Mizuho Financial Group, Inc.	17,990,764	31,354,323
MS&AD Insurance Group Holdings, Inc.	351,170	11,730,470
Murata Manufacturing Co. Ltd.	133,000	20,436,252
Nabtesco Corp.	88,100	2,342,406
Nagoya Railroad Co. Ltd.	137,800	3,412,516
NEC Corp.	192,000	5,305,673
Nexon Co. Ltd.(c)	326,800	4,271,767
NGK Insulators Ltd.	195,400	3,221,082
NGK Spark Plug Co. Ltd.	118,300	3,448,396
NH Foods Ltd.	70,400	2,600,745
Nidec Corp.	164,900	23,711,914
Nikon Corp.	238,000	4,472,331
Nintendo Co. Ltd.	84,800	30,853,056
Nippon Building Fund, Inc.	1,009	5,834,259
Nippon Electric Glass Co. Ltd.	62,200	1,955,303
Nippon Express Co. Ltd.	55,500	3,644,885
Nippon Paint Holdings Co. Ltd.	108,700	4,057,344
Nippon Prologis REIT, Inc.	1,349	2,672,273
Nippon Steel & Sumitomo Metal Corp.	563,400	11,917,398
Nippon Telegraph & Telephone Corp.	522,400	23,576,092
Nippon Yusen KK	112,000	2,106,202
Nissan Chemical Corp.	94,000	4,965,126
Nissan Motor Co. Ltd.	1,727,100	16,161,385
Nisshin Seifun Group, Inc.	147,940	3,244,420
Nissin Foods Holdings Co. Ltd.	51,400	3,535,651
Nitori Holdings Co. Ltd.	59,300	8,498,033
Nitto Denko Corp.	122,210	9,162,665
NOK Corp.	60,700	1,041,928
Nomura Holdings, Inc.	2,575,200	12,282,301
Nomura Real Estate Holdings, Inc.	91,900	1,853,877
Nomura Real Estate Master Fund, Inc.	2,945	4,022,742
Nomura Research Institute Ltd.	82,570	4,169,620

Security	Shares	Value
Japan (continued)
NSK Ltd.	257,200	$2,948,106
NTT Data Corp.	474,500	6,568,606
NTT DOCOMO, Inc.	984,100	26,450,194
Obayashi Corp.	478,800	4,534,863
Obic Co. Ltd.	48,100	4,549,377
Odakyu Electric Railway Co. Ltd.	215,000	5,086,235
Oji Holdings Corp.	656,000	4,763,837
Olympus Corp.	215,400	8,405,101
Omron Corp.	142,900	6,038,625
Ono Pharmaceutical Co. Ltd.	282,200	7,988,091
Oracle Corp. Japan	28,500	2,296,310
Oriental Land Co. Ltd.	148,800	15,557,781
ORIX Corp.	982,000	15,900,172
Osaka Gas Co. Ltd.	281,000	5,486,970
Otsuka Corp.	80,600	3,006,385
Otsuka Holdings Co. Ltd.	288,600	14,556,719
Panasonic Corp.	1,642,500	19,038,587
Park24 Co. Ltd.	80,300	2,427,005
Persol Holdings Co. Ltd.	131,700	3,091,069
Pola Orbis Holdings, Inc.	68,000	2,483,574
Rakuten, Inc.	634,000	4,857,094
Recruit Holdings Co. Ltd.	828,400	27,669,752
Renesas Electronics Corp.(c)	616,000	3,856,821
Resona Holdings, Inc.	1,547,656	8,689,264
Ricoh Co. Ltd.	497,100	5,341,130
Rinnai Corp.	24,800	1,890,658
Rohm Co. Ltd.	70,100	5,128,522
Ryohin Keikaku Co. Ltd.	17,700	5,261,129
Sankyo Co. Ltd.	29,600	1,157,932
Santen Pharmaceutical Co. Ltd.	278,000	4,407,919
SBI Holdings, Inc.	166,640	5,172,436
Secom Co. Ltd.	155,400	12,663,804
Sega Sammy Holdings, Inc.	128,432	1,893,773
Seibu Holdings, Inc.	155,700	2,799,368
Seiko Epson Corp.	207,600	3,541,552
Sekisui Chemical Co. Ltd.	272,100	5,017,806
Sekisui House Ltd.	461,300	7,034,478
Seven & i Holdings Co. Ltd.	556,100	24,793,671
Seven Bank Ltd.	430,600	1,359,984
SG Holdings Co. Ltd.	77,000	2,017,262
Sharp Corp.(d)	129,400	2,629,344
Shimadzu Corp.	164,000	5,139,370
Shimamura Co. Ltd.	16,400	1,555,679
Shimano, Inc.	54,800	8,836,429
Shimizu Corp.	420,200	3,836,518
Shin-Etsu Chemical Co. Ltd.	271,000	23,958,624
Shinsei Bank Ltd.	115,300	1,883,672
Shionogi & Co. Ltd.	207,000	13,531,511
Shiseido Co. Ltd.	282,700	21,894,529
Shizuoka Bank Ltd.	349,400	3,135,452
Showa Denko	98,300	5,422,179
Showa Shell Sekiyu KK	137,300	2,912,550
SMC Corp.	42,600	13,635,026

6

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Softbank Group Corp.	614,100	$61,348,308
Sohgo Security Services Co. Ltd.	52,800	2,320,113
Sompo Holdings, Inc.	245,275	10,450,904
Sony Corp.	943,600	57,359,216
Sony Financial Holdings, Inc.	129,100	2,846,921
Stanley Electric Co. Ltd.	102,600	3,507,654
Start Today Co. Ltd.	150,300	4,546,523
Subaru Corp.	456,800	14,002,880
Sumco Corp.	171,500	2,498,345
Sumitomo Chemical Co. Ltd.	1,106,000	6,472,694
Sumitomo Corp.	837,400	13,955,464
Sumitomo Dainippon Pharma Co. Ltd.	123,200	2,829,473
Sumitomo Electric Industries Ltd.	558,400	8,762,228
Sumitomo Heavy Industries Ltd.	85,900	3,065,902
Sumitomo Metal Mining Co. Ltd.	174,600	6,122,229
Sumitomo Mitsui Financial Group, Inc.	999,650	40,229,780
Sumitomo Mitsui Trust Holdings, Inc.	245,482	10,100,714
Sumitomo Realty & Development Co. Ltd.	265,000	9,506,728
Sumitomo Rubber Industries Ltd.	116,300	1,746,393
Sundrug Co. Ltd.	54,800	1,955,401
Suntory Beverage & Food Ltd.	106,100	4,495,039
Suzuken Co. Ltd.	53,700	2,548,021
Suzuki Motor Corp.	254,700	14,597,144
Sysmex Corp.	123,600	10,658,448
T&D Holdings, Inc.	413,100	6,822,170
Taiheiyo Cement Corp.	92,500	2,901,071
Taisei Corp.	158,300	7,215,839
Taisho Pharmaceutical Holdings Co. Ltd.	27,300	3,339,717
Taiyo Nippon Sanso Corp.	98,400	1,472,672
Takashimaya Co. Ltd.	105,000	1,773,422
Takeda Pharmaceutical Co. Ltd.	539,200	23,055,123
TDK Corp.	95,700	10,427,391
Teijin Ltd.	134,500	2,579,552
Terumo Corp.	224,800	13,304,567
THK Co. Ltd.	91,500	2,328,329
Tobu Railway Co. Ltd.	143,700	4,248,403
Toho Co. Ltd.	83,400	2,619,418
Toho Gas Co. Ltd.	63,300	2,408,383
Tohoku Electric Power Co., Inc.	344,000	4,678,965
Tokio Marine Holdings, Inc.	507,700	25,204,032
Tokyo Century Corp.	34,000	2,111,767
Tokyo Electric Power Co. Holdings, Inc.(c)	1,084,100	5,327,342
Tokyo Electron Ltd.	117,100	16,138,771
Tokyo Gas Co. Ltd.	288,900	7,106,366
Tokyo Tatemono Co. Ltd.	151,100	1,842,826
Tokyu Corp.	370,900	6,782,344
Tokyu Fudosan Holdings Corp.	380,400	2,650,226
Toppan Printing Co. Ltd.	173,000	2,777,502
Toray Industries, Inc.	1,026,600	7,702,621
Toshiba Corp.(c)	483,700	13,978,087
Tosoh Corp.	193,000	2,972,572

Security	Shares	Value
Japan (continued)
TOTO Ltd.	104,300	$4,325,776
Toyo Seikan Group Holdings Ltd.	108,000	2,241,101
Toyo Suisan Kaisha Ltd.	64,900	2,519,575
Toyoda Gosei Co. Ltd.	43,000	1,061,940
Toyota Industries Corp.	108,800	6,439,563
Toyota Motor Corp.	1,699,288	105,870,302
Toyota Tsusho Corp.	157,600	5,950,465
Trend Micro, Inc.	88,700	5,705,517
Tsuruha Holdings, Inc.	27,300	3,360,349
Unicharm Corp.	298,600	9,879,374
United Urban Investment Corp.	2,231	3,506,021
USS Co. Ltd.	170,400	3,163,272
West Japan Railway Co.	122,000	8,504,564
Yahoo! Japan Corp.	2,103,700	7,554,674
Yakult Honsha Co. Ltd.	82,800	6,790,471
Yamada Denki Co. Ltd.(d)	453,300	2,293,358
Yamaguchi Financial Group, Inc.	151,000	1,645,301
Yamaha Corp.	102,500	5,431,256
Yamaha Motor Co. Ltd.	206,700	5,796,453
Yamato Holdings Co. Ltd.	228,900	7,028,148
Yamazaki Baking Co. Ltd.	93,700	1,877,000
Yaskawa Electric Corp.	178,100	5,289,766
Yokogawa Electric Corp.	167,200	3,536,771
Yokohama Rubber Co. Ltd.	94,600	2,039,015

		2,636,400,581
Luxembourg — 0.3%
ArcelorMittal	493,164	15,310,901
Eurofins Scientific SE	8,422	4,791,539
RTL Group SA	28,675	2,045,275
Tenaris SA	350,403	5,868,353

		28,016,068
Mexico — 0.0%
Fresnillo PLC	154,812	1,653,599

Netherlands — 5.3%
ABN AMRO Group NV CVA(e)	313,884	8,548,346
Aegon NV	1,321,799	8,579,196
Akzo Nobel NV	187,944	17,580,913
ASML Holding NV	304,950	57,255,753
CNH Industrial NV	756,895	9,083,058
EXOR NV	80,046	5,340,724
Heineken Holding NV	85,310	7,735,612
Heineken NV	192,162	18,034,526
ING Groep NV	2,895,082	37,575,552
Koninklijke Ahold Delhaize NV	927,597	21,281,425
Koninklijke DSM NV	134,976	14,295,750
Koninklijke KPN NV	2,494,948	6,581,715
Koninklijke Philips NV	702,137	32,004,434
Koninklijke Vopak NV	56,102	2,763,936
NN Group NV	227,216	10,141,210
NXP Semiconductors NV	253,289	21,656,210
QIAGEN NV(c)	169,359	6,414,055
Randstad NV	88,393	4,717,940

7

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
Royal Dutch Shell PLC, Class A	3,420,165	$117,272,135
Royal Dutch Shell PLC, Class B	2,786,557	97,547,749
Unilever NV CVA	1,148,147	63,865,505
Wolters Kluwer NV	215,072	13,407,566

		581,683,310
New Zealand — 0.2%
a2 Milk Co. Ltd.(c)	533,687	3,980,984
Auckland International Airport Ltd.	692,135	3,348,738
Fisher & Paykel Healthcare Corp. Ltd.	423,875	4,226,569
Fletcher Building Ltd.(c)	611,839	2,653,627
Meridian Energy Ltd.	1,017,948	2,216,217
Ryman Healthcare Ltd.	309,098	2,865,980
Spark New Zealand Ltd.	1,331,095	3,572,745

		22,864,860
Norway — 0.8%
Aker BP ASA	79,615	3,371,158
DNB ASA	724,373	15,244,062
Gjensidige Forsikring ASA	147,880	2,492,370
Marine Harvest ASA	308,306	7,144,059
Norsk Hydro ASA	997,592	5,982,425
Orkla ASA	604,219	5,105,059
Schibsted ASA, Class B	79,958	2,778,880
Statoil ASA	877,820	24,681,018
Telenor ASA	556,273	10,878,258
Yara International ASA	131,767	6,466,897

		84,144,186
Portugal — 0.2%
EDP — Energias de Portugal SA	1,897,275	7,000,600
Galp Energia SGPS SA	371,957	7,375,099
Jeronimo Martins SGPS SA	193,620	2,853,894

		17,229,593
Singapore — 1.2%
Ascendas Real Estate Investment Trust	1,908,046	3,685,589
CapitaLand Commercial Trust	1,996,960	2,601,733
CapitaLand Ltd.	1,882,349	4,636,546
CapitaLand Mall Trust	1,842,100	2,993,927
City Developments Ltd.	365,635	2,437,738
ComfortDelGro Corp. Ltd.	1,638,316	2,911,682
DBS Group Holdings Ltd.	1,335,207	25,471,934
Genting Singapore Ltd.	4,487,127	3,478,125
Golden Agri-Resources Ltd.	4,730,351	864,034
Jardine Cycle & Carriage Ltd.	76,156	1,782,505
Keppel Corp. Ltd.	1,076,077	5,478,593
Oversea-Chinese Banking Corp. Ltd.	2,339,998	19,580,377
SATS Ltd.	515,800	1,969,172
Sembcorp Industries Ltd.	821,290	1,854,985
Singapore Airlines Ltd.	400,609	2,853,646
Singapore Exchange Ltd.	596,400	3,214,342
Singapore Press Holdings Ltd.	816,785	1,715,023

Security	Shares	Value
Singapore (continued)
Singapore Technologies Engineering Ltd.	1,208,013	$3,144,211
Singapore Telecommunications Ltd.	6,049,332	14,335,069
Suntec Real Estate Investment Trust	1,647,200	2,325,989
United Overseas Bank Ltd.	994,847	19,666,562
UOL Group Ltd.	388,899	1,961,274
Venture Corp. Ltd.	201,200	2,594,412
Wilmar International Ltd.	1,425,470	3,356,318

		134,913,786
Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	191,585	8,137,154
Aena SME SA(e)	50,088	8,678,095
Amadeus IT Group SA	328,252	30,425,326
Banco Bilbao Vizcaya Argentaria SA	4,972,943	31,529,670
Banco de Sabadell SA	4,332,322	6,697,328
Banco Santander SA	12,004,932	60,104,582
Bankia SA	954,817	3,727,331
Bankinter SA	500,247	4,595,179
CaixaBank SA	2,661,596	12,104,724
Enagas SA	113,026	3,046,413
Endesa SA	235,691	5,083,785
Ferrovial SA	359,498	7,439,148
Grifols SA	230,196	6,472,590
Iberdrola SA	4,439,732	32,609,173
Industria de Diseno Textil SA	821,837	24,828,980
Mapfre SA	777,243	2,431,100
Naturgy Energy Group SA	259,894	7,084,701
Red Electrica Corp. SA	324,891	6,792,026
Repsol SA	1,008,682	20,080,165
Siemens Gamesa Renewable Energy SA(c)(d)	176,144	2,222,597
Telefonica SA	3,498,925	27,600,696

		311,690,763
Sweden — 2.7%
Alfa Laval AB	217,212	5,877,389
Assa Abloy AB, Class B	745,687	14,946,462
Atlas Copco AB, A Shares	496,883	14,289,447
Atlas Copco AB, B Shares	289,559	7,714,780
Boliden AB	202,957	5,644,403
Electrolux AB, Class B	181,169	3,991,011
Epiroc AB, Class A(c)	516,655	5,772,649
Epiroc AB, Class B(c)	301,939	3,108,605
Essity AB, Class B	449,934	11,293,925
Hennes & Mauritz AB, Class B	649,590	12,004,485
Hexagon AB, Class B	191,638	11,219,772
Husqvarna AB, Class B	293,772	2,497,496
ICA Gruppen AB	58,761	1,863,802
Industrivarden AB, Class C	123,288	2,733,802
Investor AB, Class B	338,870	15,615,668
Kinnevik AB, Class B	173,867	5,250,179

8

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
L E Lundbergforetagen AB, B Shares	56,395	$1,900,372
Lundin Petroleum AB	136,870	5,217,099
Millicom International Cellular SA, SDR	47,618	2,730,936
Nordea Bank AB	2,288,530	24,900,563
Sandvik AB	839,911	14,869,993
Securitas AB, Class B	229,849	3,996,050
Skandinaviska Enskilda Banken AB, Class A	1,205,509	13,439,097
Skanska AB, Class B	251,215	4,925,684
SKF AB, Class B	279,642	5,502,507
Svenska Handelsbanken AB, Class A	1,131,160	14,265,778
Swedbank AB, Class A	670,461	16,581,945
Swedish Match AB	134,903	6,895,606
Tele2 AB, Class B	262,489	3,154,676
Telefonaktiebolaget LM Ericsson, Class B	2,272,815	20,116,199
Telia Co. AB	2,085,425	9,562,909
Volvo AB, Class B	1,159,807	20,455,444

		292,338,733
Switzerland — 8.7%
ABB Ltd., Registered Shares	1,374,341	32,509,718
Adecco SA, Registered Shares	120,400	6,329,107
Baloise Holding AG, Registered Shares	36,212	5,518,330
Barry Callebaut AG, Registered Shares	1,569	2,971,107
Chocoladefabriken Lindt & Spruengli AG	780	5,458,816
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	76	6,225,236
Cie Financiere Richemont SA, Registered Shares	389,002	31,715,451
Clariant AG, Registered Shares(c)	144,932	3,770,156
Coca-Cola HBC AG(c)	149,916	5,107,512
Credit Suisse Group AG, Registered Shares(c)	1,913,510	28,713,091
Dufry AG, Registered Shares(c)	25,010	2,825,721
EMS-Chemie Holding AG, Registered Shares	5,980	3,566,398
Ferguson PLC	174,413	14,794,033
Geberit AG, Registered Shares	27,419	12,726,300
Givaudan SA, Registered Shares	6,837	16,823,012
Glencore PLC(c)	8,585,344	37,008,669
Julius Baer Group Ltd.(c)	166,076	8,299,832
Kuehne + Nagel International AG, Registered Shares	40,070	6,358,112
LafargeHolcim Ltd., Registered Shares(c)	361,221	17,882,923
Lonza Group AG, Registered Shares(c)	55,403	18,953,218
Nestle SA, Registered Shares	2,315,376	192,723,912
Novartis AG, Registered Shares	1,612,966	138,841,618
Pargesa Holding SA, Bearer Shares	29,397	2,361,866
Partners Group Holding AG	12,850	10,186,430
Roche Holding AG	522,691	126,394,679
Schindler Holding AG, Participation Certificates	30,214	7,540,102

Security	Shares	Value
Switzerland (continued)
Schindler Holding AG, Registered Shares	14,654	$3,535,841
SGS SA, Registered Shares	3,959	10,423,775
Sika AG, Registered Shares	95,505	13,897,839
Sonova Holding AG, Registered Shares	41,206	8,178,068
STMicroelectronics NV	507,420	9,287,107
Straumann Holding AG, Registered Shares	7,659	5,770,008
Swatch Group AG, Bearer Shares	22,877	9,092,095
Swatch Group AG, Registered Shares	43,192	3,364,124
Swiss Life Holding AG, Registered Shares(c)	25,344	9,609,716
Swiss Prime Site AG, Registered Shares(c)	59,055	5,038,297
Swiss Re AG	233,986	21,558,614
Swisscom AG, Registered Shares	19,208	8,711,947
Temenos AG, Registered Shares(c)	44,604	7,264,762
UBS Group AG, Registered Shares(c)	2,867,601	45,275,493
Vifor Pharma AG	33,763	5,853,506
Zurich Insurance Group AG	112,599	35,503,027

		947,969,568
United Arab Emirates — 0.0%
Mediclinic International PLC	265,929	1,485,241
NMC Health PLC	77,157	3,410,724

		4,895,965
United Kingdom — 14.5%
3i Group PLC	721,492	8,834,568
Admiral Group PLC	146,856	3,980,859
Anglo American PLC	782,864	17,513,425
Ashtead Group PLC	366,961	11,643,033
Associated British Foods PLC	264,225	7,885,906
AstraZeneca PLC	942,348	73,450,414
Auto Trader Group PLC(e)	696,911	4,054,104
Aviva PLC	2,977,653	18,998,823
Babcock International Group PLC	186,632	1,757,687
BAE Systems PLC	2,364,850	19,391,687
Barclays PLC	12,760,183	28,302,388
Barratt Developments PLC	751,346	5,548,653
Berkeley Group Holdings PLC	94,520	4,528,144
BP PLC	14,842,245	113,761,920
British American Tobacco PLC	1,706,426	79,554,426
British Land Co. PLC	692,655	5,571,140
BT Group PLC	6,274,420	18,417,586
Bunzl PLC	249,276	7,836,777
Burberry Group PLC	309,516	8,127,669
Carnival PLC	134,658	8,354,897
Centrica PLC	4,126,840	8,331,954
Coca-Cola European Partners PLC	161,744	7,354,500
Compass Group PLC	1,190,752	26,474,368
ConvaTec Group PLC(e)	1,013,848	3,067,573
Croda International PLC	97,499	6,608,843
Diageo PLC	1,830,807	64,861,974

9

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Direct Line Insurance Group PLC	1,012,539	$4,273,722
easyJet PLC	123,055	2,105,732
Experian PLC	680,858	17,470,853
Fiat Chrysler Automobiles NV(c)	797,306	13,944,100
G4S PLC	1,200,866	3,787,650
GlaxoSmithKline PLC	3,689,608	73,994,024
Hammerson PLC	580,601	3,454,665
Hargreaves Lansdown PLC	211,179	6,147,548
HSBC Holdings PLC	14,916,514	130,152,273
Imperial Brands PLC	702,591	24,448,724
Informa PLC	927,572	9,213,118
InterContinental Hotels Group PLC	133,606	8,316,592
International Consolidated Airlines Group SA	470,289	4,034,409
Intertek Group PLC	119,758	7,790,538
Investec PLC	509,094	3,571,353
ITV PLC	2,687,568	5,515,872
J. Sainsbury PLC	1,296,386	5,431,206
John Wood Group PLC	497,944	4,995,752
Johnson Matthey PLC	143,610	6,663,965
Kingfisher PLC	1,603,373	5,421,363
Land Securities Group PLC	550,192	6,334,921
Legal & General Group PLC	4,433,231	15,134,133
Lloyds Banking Group PLC	53,642,221	41,255,535
London Stock Exchange Group PLC	230,904	13,798,066
Marks & Spencer Group PLC	1,200,291	4,516,021
Meggitt PLC	597,895	4,414,204
Melrose Industries PLC	3,583,854	9,328,716
Merlin Entertainments PLC(e)	506,016	2,638,955
Micro Focus International PLC	326,469	6,071,296
Mondi PLC	272,508	7,461,193
National Grid PLC	2,478,622	25,601,109
Next PLC	106,479	7,620,283
Pearson PLC	579,276	6,705,911
Persimmon PLC	228,701	7,041,090
Prudential PLC	1,928,212	44,210,148
Randgold Resources Ltd.	69,893	4,943,433
Reckitt Benckiser Group PLC	497,968	45,489,376
RELX PLC	786,962	16,555,037
RELX PLC(c)	691,987	14,538,099
Rio Tinto Ltd.	306,827	17,450,004
Rio Tinto PLC	887,770	44,780,501
Rolls-Royce Holdings PLC(c)	1,277,839	16,439,907
Royal Bank of Scotland Group PLC	3,550,508	11,503,999
Royal Mail PLC	658,521	4,093,619
RSA Insurance Group PLC	773,972	5,798,740
Sage Group PLC	803,932	6,140,066
Schroders PLC	87,702	3,532,492
Segro PLC	744,213	6,192,814
Severn Trent PLC	174,029	4,194,953
Shire PLC	683,438	41,290,522
Sky PLC	764,250	17,222,979
Smith & Nephew PLC	647,690	11,816,874

Security	Shares	Value
United Kingdom (continued)
Smiths Group PLC	293,664	$5,717,693
SSE PLC	756,489	11,297,301
St. James’s Place PLC	399,760	5,958,665
Standard Chartered PLC	2,082,024	17,250,003
Standard Life Aberdeen PLC	1,989,531	7,927,535
Taylor Wimpey PLC	2,411,539	5,390,265
Tesco PLC	7,363,055	23,020,689
Travis Perkins PLC	193,502	2,685,237
Unilever PLC	908,476	49,906,313
United Utilities Group PLC	505,990	4,644,957
Vodafone Group PLC	19,846,448	42,523,436
Weir Group PLC	177,438	4,070,753
Whitbread PLC	135,829	8,348,300
WM Morrison Supermarkets PLC	1,660,707	5,614,811
Worldpay, Inc., Class A(c)	2	202
WPP PLC	944,448	13,831,035

		1,587,248,968

Total Common Stocks — 97.5% (Cost — $9,427,322,127)		10,670,078,674

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares	41,916	3,287,503
Fuchs Petrolub SE, Preference Shares,	50,836	2,836,798
Henkel AG & Co. KGaA, Preference Shares	132,549	15,541,464
Porsche Automobil Holding SE, Preference Shares	113,625	7,648,958
Sartorius AG, Preference Shares	26,169	4,241,768
Schaeffler AG, Preference Shares	128,445	1,638,374
Volkswagen AG, Preference Shares,	137,127	24,081,243

Total Preferred Stocks — 0.5% (Cost — $55,069,956)		59,276,108

10

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Rights — 0.0%

Australia — 0.0%
Harvey Norman Holdings Ltd. (Expires 10/15/18)(c)	21,682	$12,538

Total Rights — 0.0% (Cost — $—)		12,538

Total Long-Term Investments — 98.0% (Cost — $9,482,392,083)		10,729,367,320

Security	Shares	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.27%(f)(g)(h)	15,009,412	$15,013,914
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(f)	21,389,005	21,389,005

Total Short-Term Securities — 0.3% (Cost — $36,399,807)		36,402,919

Total Investments — 98.3% (Cost — $9,518,791,890)		10,765,770,239
Other Assets Less Liabilities — 1.7%		180,901,493

Net Assets — 100.0%		$10,946,671,732

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of security was purchased with the cash collateral from loaned securities.
(h)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased	Shares Sold		Shares/ Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds:
Institutional, SL Agency Shares	49,359,160	—	(34,349,748	)(b)	15,009,412	$15,013,914	$680,984	(c)	$3,132	$4,740
BlackRock Cash Funds:
Treasury, SL Agency Shares	31,372,620	—	(9,983,615	)(b)	21,389,005	21,389,005	343,432		—	—
iShares MSCI EAFE ETF	—	8,693,398	(8,693,398)		—	—	—		(1,020,681)	—

						$36,402,919	$1,024,416		$(1,017,549)	$4,740

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR — American Depositary Receipts

CVA — Certificaten Van Aandelen (Dutch Certificate)

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

11

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Nikkei 225 Index	287	12/13/18	$ 3,464,808	$210,504
SPI 200 Index	132	12/20/18	20,440	11,750
Euro Stoxx 50 Index	1,174	12/21/18	39,763	(370,237)
FTSE 100 Index	299	12/21/18	22,385	71,027

				$(76,956)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolo’s most recent financial statements as contained in its semi-annual report.

12

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2		Level 3		Total
Assets:
Investments:
Common Stocks:
Australia	$1,635,248		$735,398,842		$9	$737,034,099
Austria	—		25,627,241		—	25,627,241
Belgium	—		109,282,525		—	109,282,525
Chile	—		3,254,776		—	3,254,776
China	—		3,863,004		—	3,863,004
Denmark	5,213,507		175,362,831		—	180,576,338
Finland	—		113,631,600		—	113,631,600
France	27,150,577		1,148,256,627		—	1,175,407,204
Germany	9,090,015		938,456,201		—	947,546,216
Hong Kong	11,382,467		364,422,019		—	375,804,486
Ireland	25,875,094		46,401,714		—	72,276,808
Isle of Man	—		4,946,614		—	4,946,614
Israel	26,891,719		31,611,479		—	58,503,198
Italy	—		211,274,585		—	211,274,585
Japan	4,022,742		2,632,377,839		—	2,636,400,581
Luxembourg	—		28,016,068		—	28,016,068
Mexico	—		1,653,599		—	1,653,599
Netherlands	21,656,210		560,027,100		—	581,683,310
New Zealand	—		22,864,860		—	22,864,860
Norway	—		84,144,186		—	84,144,186
Portugal	7,000,600		10,228,993		—	17,229,593
Singapore	—		134,913,786		—	134,913,786
Spain	—		311,690,763		—	311,690,763
Sweden	20,885,739		271,452,994		—	292,338,733
Switzerland	—		947,969,568		—	947,969,568
United Arab Emirates	—		4,895,965		—	4,895,965
United Kingdom	47,447,734		1,539,801,234		—	1,587,248,968
Preferred Stocks	—		59,276,108		—	59,276,108
Rights	12,538		—		—	12,538
Short-Term Securities	36,402,919		—		—	36,402,919

	$244,667,109		$10,521,103,121		$9	$10,765,770,239

Derivative Financial Instruments(a)
Assets:
Equity contracts	$293,281		$—		$—	$293,281
Liabilities:
Equity contracts	(370,237)		—		—	(370,237)

	$(76,956)	$		$		$(76,956)

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

13

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares MSCI EAFE International Index Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1(a)	Transfers Into Level 2(a)
Assets:
Investments:
Common Stocks:
Austria	$(10,381,762)	$10,381,762
Belgium	(3,299,932)	3,299,932
Denmark	(20,833,994)	20,833,994
Finland	(9,830,051)	9,830,051
France	(19,902,492)	19,902,492
Germany	(37,444,687)	37,444,687
Hongkong	(36,331,992)	36,331,992
Ireland	(8,816,369)	8,816,369
Israel	(2,670,428)	2,670,428
Italy	(10,082,828)	10,082,828
Japan	(30,653,740)	30,653,740
Netherlands	(4,465,620)	4,465,620
New Zealand	(5,233,827)	5,233,827
Portugal	(3,412,512)	3,412,512
Singapore	(1,985,599)	1,985,599
Sweden	(3,146,139)	3,146,139
Switzerland	(18,884,582)	18,884,582
United Arab Emirates	(2,021,307)	2,021,307
United Kingdom	(111,302,109)	111,302,109

	$(340,699,970)	$340,699,970

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

14

Schedule of Investments (unaudited) September 30, 2018	iShares Russell 2000 Small-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$1,487,463,036
Total Investments (Cost — $1,315,115,377) — 100.0%	1,487,463,036
Liabilities in Excess of Other Assets — (0.0)%	(198,550)

Net Assets—100.0%	$1,487,264,486

iShares Russell 2000 Small-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2018, the value of the investment and the percentage owned by the Fund of the Series was $1,487,463,036 and 75.1%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Series was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.3%

Advertising Agencies — 0.4%
Boston Omaha Corp., Class A(a)	4,372	$130,723
Cardlytics, Inc.(a)	5,374	134,565
Clear Channel Outdoor Holdings, Inc., Class A	31,898	189,793
Emerald Expositions Events, Inc.	21,209	349,524
Fluent, Inc.(a)	23,764	51,093
MDC Partners, Inc., Class A(a)	45,421	188,497
National CineMedia, Inc.	68,228	722,534
QuinStreet, Inc.(a)	32,001	434,254
Trade Desk, Inc., Class A(a)(b)	27,839	4,201,183
Viad Corp.	17,459	1,034,446

		7,436,612
Aerospace — 1.1%
AAR Corp.	27,991	1,340,489
Aerojet Rocketdyne Holdings, Inc.(a)	59,588	2,025,396
Aerovironment, Inc.(a)	18,154	2,036,334
Astronics Corp.(a)	18,301	796,094
Axon Enterprise, Inc.(a)	49,207	3,367,235
Cubic Corp.	21,795	1,592,125
Ducommun, Inc.(a)	8,702	355,390
Esterline Technologies Corp.(a)	22,432	2,040,190
Kaman Corp.	23,539	1,571,934
KLX, Inc.(a)	43,227	2,713,791
Kratos Defense & Security Solutions, Inc.(a)(b)	75,771	1,119,895
Moog, Inc., Class A	27,603	2,373,030
Triumph Group, Inc.	42,173	982,631

		22,314,534
Agriculture, Fishing & Ranching — 0.3%
Alico, Inc.	2,636	89,097
Andersons, Inc.	22,777	857,554
Cadiz, Inc.(a)(b)	21,475	239,446
Cal-Maine Foods, Inc.	26,631	1,286,277
Calavo Growers, Inc.	13,642	1,317,817
Fresh Del Monte Produce, Inc.	26,102	884,597
Limoneira Co.	12,743	332,720
Sanderson Farms, Inc.	17,514	1,810,422

		6,817,930
Air Transport — 0.6%
Air Transport Services Group, Inc.(a)	49,357	1,059,695
Allegiant Travel Co.	11,025	1,397,970
Atlas Air Worldwide Holdings, Inc.(a)	20,365	1,298,269
Bristow Group, Inc.(a)	30,356	368,218
Era Group, Inc.(a)	18,226	225,091
Hawaiian Holdings, Inc.	43,030	1,725,503
Mesa Air Group, Inc.(a)	8,373	116,050
PHI, Inc.(a)	8,869	82,836
SkyWest, Inc.	43,853	2,582,942

Security	Shares	Value
Air Transport (continued)
Spirit Airlines, Inc.(a)	58,652	$2,754,884

		11,611,458
Alternative Energy — 0.1%
Ameresco, Inc., Class A(a)	17,465	238,397
EP Energy Corp., Class A(a)(b)	34,582	80,922
Green Brick Partners, Inc.(a)	19,472	196,667
Green Plains, Inc.	32,823	564,556
Infrastructure and Energy Alternatives, Inc.(a)	12,518	131,439
REX American Resources Corp.(a)	4,949	373,897
TerraForm Power, Inc., Class A	65,114	752,067
Vivint Solar, Inc.(a)(b)	26,565	138,138

		2,476,083
Aluminum — 0.1%
Century Aluminum Co.(a)	44,491	532,557
Kaiser Aluminum Corp.	13,862	1,511,790

		2,044,347
Asset Management & Custodian — 0.7%
Arlington Asset Investment Corp., Class A(b)	22,590	210,991
Artisan Partners Asset Management, Inc., Class A	41,475	1,343,790
Ashford, Inc.(a)	542	41,121
B. Riley Financial, Inc.	17,987	407,405
BrightSphere Investment Group PLC	69,669	863,896
Cohen & Steers, Inc.	19,841	805,743
Cowen, Inc., Class A(a)(b)	25,240	411,412
Diamond Hill Investment Group, Inc.	3,098	512,378
Federated Investors, Inc., Class B	83,615	2,016,794
Focus Financial Partners, Inc., Class A(a)	16,323	774,690
GAMCO Investors, Inc., Class A	4,574	107,123
Hamilton Lane, Inc., Class A	14,060	622,577
Oppenheimer Holdings, Inc., Class A	8,381	264,840
PJT Partners, Inc., Class A	17,573	919,946
Pzena Investment Management, Inc., Class A	13,814	131,786
Silvercrest Asset Management Group, Inc., Class A	6,963	96,437
Virtus Investment Partners, Inc.	6,261	712,189
Waddell & Reed Financial, Inc., Class A	67,827	1,436,576
Westwood Holdings Group, Inc.	6,931	358,610
WisdomTree Investments, Inc.	102,449	868,767

		12,907,071
Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc.(a)	95,724	1,669,426
Dana, Inc.	125,679	2,346,427
Dorman Products, Inc.(a)(b)	22,924	1,763,314
Fox Factory Holding Corp.(a)	30,897	2,164,335
Gentherm, Inc.(a)(b)	31,528	1,432,947

1

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Auto Parts (continued)
Meritor, Inc.(a)	71,197	$1,378,374
Standard Motor Products, Inc.	18,208	896,198
Stoneridge, Inc.(a)	23,644	702,700
Superior Industries International, Inc.	22,075	376,379
Tenneco, Inc.	43,746	1,843,456
Tower International, Inc.	17,203	520,391

		15,093,947
Auto Services — 0.1%
Cooper Tire & Rubber Co.	43,390	1,227,937

Back Office Support, HR & Consulting — 1.9%
ASGN, Inc.(a)(b)	43,565	3,438,585
Barrett Business Services, Inc.	6,277	419,178
BG Staffing, Inc.	7,370	200,464
CBIZ, Inc.(a)	44,271	1,049,223
ConvergeOne Holdings, Inc.(b)	24,616	229,175
Convergys Corp.	78,280	1,858,367
CRA International, Inc.	6,865	344,760
Exela Technologies, Inc.(a)(b)	38,751	276,295
ExlService Holdings, Inc.(a)	28,431	1,882,132
Forrester Research, Inc.	8,589	394,235
FTI Consulting, Inc.(a)	32,816	2,401,803
GP Strategies Corp.(a)	11,215	188,973
Hackett Group, Inc.	21,152	426,213
Heidrick & Struggles International, Inc.	15,667	530,328
Huron Consulting Group, Inc.(a)	19,160	946,504
ICF International, Inc.	15,582	1,175,662
Insperity, Inc.	32,966	3,888,340
Kelly Services, Inc., Class A	26,674	640,976
Kforce, Inc.	20,015	752,564
Korn/Ferry International	49,436	2,434,229
Liquidity Services, Inc.(a)	18,077	114,789
MAXIMUS, Inc.	54,637	3,554,683
Navigant Consulting, Inc.	39,427	909,187
NV5 Global, Inc.(a)	8,033	696,461
Paylocity Holding Corp.(a)	24,933	2,002,619
PFSweb, Inc.(a)	10,793	79,868
PRGX Global, Inc.(a)	14,323	124,610
Resources Connection, Inc.	25,920	430,272
ServiceSource International, Inc.(a)	55,512	158,209
Sykes Enterprises, Inc.(a)	34,057	1,038,398
TriNet Group, Inc.(a)	37,493	2,111,606
TrueBlue, Inc.(a)	36,097	940,327
TTEC Holdings, Inc.	12,936	335,042
WageWorks, Inc.(a)	34,194	1,461,793

		37,435,870
Banks: Diversified — 8.9%
1st Constitution Bancorp	4,716	97,621
1st Source Corp.	13,856	729,103
Access National Corp.	13,528	366,744
ACNB Corp.	5,264	195,821

Security	Shares	Value
Banks: Diversified (continued)
Allegiance Bancshares, Inc.(a)	10,918	$455,281
Amalgamated Bank, Class A(a)(b)	8,352	161,110
Ambac Financial Group, Inc.(a)	13,687	279,489
American National Bankshares, Inc.	5,873	229,047
Ameris Bancorp	36,404	1,663,663
Ames National Corp.	6,736	183,556
Arrow Financial Corp.	10,460	387,007
Atlantic Capital Bancshares, Inc.(a)	22,560	377,880
Auburn National BanCorp., Inc.(b)	1,628	62,385
BancFirst Corp.	15,837	949,428
Banco Latinoamericano de Comercio Exterior SA	28,709	600,592
Bancorp, Inc.(a)	44,741	429,066
BancorpSouth Bank	82,049	2,683,002
Bank of Commerce Holdings	11,185	136,457
Bank of Marin Bancorp	5,901	495,094
Bank of NT Butterfield & Son Ltd.	46,760	2,424,974
The Bank of Princeton(a)	4,117	125,733
Bankwell Financial Group, Inc.	4,769	149,556
Banner Corp.	24,604	1,529,631
Bar Harbor Bankshares	13,203	379,190
Baycom Corp.(a)	9,985	266,400
BCB Bancorp, Inc.	10,036	138,999
Beneficial Bancorp, Inc.	60,645	1,024,900
Boston Private Financial Holdings, Inc.	62,441	852,320
Bridge Bancorp, Inc.	15,013	498,432
Bridgewater Bancshares, Inc.(a)	3,503	45,609
Bryn Mawr Bank Corp.	18,045	846,310
Business First Bancshares, Inc.	9,092	241,393
Byline Bancorp, Inc.(a)	15,309	347,514
C&F Financial Corp.	2,707	159,036
Cadence BanCorp	62,049	1,620,720
Cambridge Bancorp	2,930	263,671
Camden National Corp.	13,337	579,359
Capital City Bank Group, Inc.	9,499	221,707
Capitol Federal Financial, Inc.	113,311	1,443,582
Capstar Financial Holdings, Inc.	5,655	94,439
Carolina Financial Corp.	17,847	673,189
Cathay General Bancorp	67,857	2,811,994
CB Financial Services, Inc.	3,159	97,455
CBTX, Inc.	15,887	564,624
CenterState Bank Corp.	77,824	2,182,963
Central Pacific Financial Corp.	14,543	384,371
Central Valley Community Bancorp	10,418	225,133
Century Bancorp, Inc., Class A	2,339	168,993
Chemical Financial Corp.	61,355	3,276,357
Chemung Financial Corp.	3,505	148,717
Citizens & Northern Corp.	8,229	215,188
City Holding Co.	12,781	981,581
Civista Bancshares, Inc.	11,148	268,555
CNB Financial Corp.	12,146	350,534
Coastal Financial Corp.(a)(b)	5,284	89,828
Codorus Valley Bancorp, Inc.	6,265	195,719

2

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks: Diversified (continued)
Columbia Banking System, Inc.	62,293	$2,415,100
Columbia Financial, Inc.(a)(b)	44,208	738,274
Community Bank System, Inc.	42,785	2,612,880
Community Bankers Trust Corp.(a)	15,012	132,106
Community Financial Corp.	3,382	113,060
Community Trust Bancorp, Inc.	14,060	651,681
ConnectOne Bancorp, Inc.	26,770	635,787
County Bancorp, Inc.	3,751	94,150
Customers Bancorp, Inc.(a)	25,352	596,533
CVB Financial Corp.	96,476	2,153,344
Eagle Bancorp, Inc.(a)	27,389	1,385,883
Enterprise Bancorp, Inc.	7,485	257,409
Enterprise Financial Services Corp.	20,286	1,076,172
Equity Bancshares, Inc., Class A(a)	11,348	445,522
Esquire Financial Holdings, Inc.(a)	5,996	149,660
Evans Bancorp, Inc.	3,549	166,626
Farmers & Merchants Bancorp, Inc./Archbold	7,573	322,534
Farmers National Banc Corp.	20,574	314,782
FB Financial Corp.	14,028	549,617
Fidelity D&D Bancorp, Inc.	2,175	150,031
Fidelity Southern Corp.	18,264	452,582
Financial Institutions, Inc.	13,536	425,030
First Bancorp, Inc.	8,037	232,832
First BanCorp, Puerto Rico(a)	184,254	1,676,711
First Bancorp/Southern Pines NC	24,841	1,006,309
First Bancshares, Inc.	10,280	401,434
First Bank/Hamilton	13,272	174,527
First Busey Corp.	37,894	1,176,609
First Business Financial Services, Inc.	6,638	153,869
First Choice Bancorp(b)	7,711	208,891
First Commonwealth Financial Corp.	85,044	1,372,610
First Community Bancshares, Inc.	14,362	486,585
First Community Corp.	6,430	155,606
First Connecticut Bancorp, Inc.	12,103	357,644
First Financial Bancorp	81,353	2,416,184
First Financial Bankshares, Inc.	55,359	3,271,717
First Financial Corp.	11,405	572,531
First Foundation, Inc.(a)	32,324	504,901
First Guaranty Bancshares, Inc.	2,919	74,989
First Internet Bancorp	8,248	251,152
First Interstate Bancsystem, Inc., Class A	28,970	1,297,856
First Merchants Corp.	42,983	1,933,805
First Mid-Illinois Bancshares, Inc.	11,548	465,731
First Midwest Bancorp, Inc.	87,276	2,320,669
First Northwest Bancorp(a)	7,943	122,322
First of Long Island Corp.	20,684	449,877
First Savings Financial Group, Inc.(b)	1,485	101,396
First United Corp.	4,827	90,748
Flagstar Bancorp, Inc.(a)	25,563	804,468
Franklin Financial Network, Inc.(a)	11,410	446,131
FS Bancorp, Inc.(b)	3,195	178,025
Fulton Financial Corp.	149,082	2,482,215

Security	Shares	Value
Banks: Diversified (continued)
German American Bancorp, Inc.	18,666	$658,536
Glacier Bancorp, Inc.	72,343	3,117,260
Great Western Bancorp, Inc.	50,463	2,129,034
Guaranty Bancorp	22,718	674,725
Guaranty Bancshares, Inc.	6,179	186,791
Hancock Whitney Corp.	73,547	3,497,160
Hanmi Financial Corp.	27,187	676,956
HarborOne Bancorp, Inc.(a)(b)	13,246	253,264
Heartland Financial USA, Inc.	25,751	1,494,846
Heritage Commerce Corp.	35,029	522,633
Home BancShares, Inc.	136,112	2,980,853
Hope Bancorp, Inc.	108,223	1,749,966
Horizon Bancorp	32,842	648,629
Howard Bancorp, Inc.(a)	9,428	166,876
Iberiabank Corp.	47,695	3,879,988
Independent Bank Corp.	42,677	2,375,713
Independent Bank Group, Inc.	18,432	1,222,042
International Bancshares Corp.	48,789	2,195,505
Investar Holding Corp.	6,304	169,262
Lakeland Bancorp, Inc.	41,693	752,559
Lakeland Financial Corp.	21,600	1,003,968
LCNB Corp.	6,538	121,934
Level One Bancorp, Inc.	1,232	34,250
Live Oak Bancshares, Inc.(b)	22,518	603,482
Luther Burbank Corp.	18,446	200,692
Macatawa Bank Corp.	21,880	256,215
MB Financial, Inc.	71,274	3,286,444
MBT Financial Corp.	15,894	179,602
Mercantile Bank Corp.	13,921	464,544
Merchants Bancorp(b)	14,042	356,948
Metropolitan Bank Holding Corp.(a)	5,283	217,237
Mid Penn Bancorp, Inc.	3,876	112,985
Middlefield Banc Corp.	2,133	100,464
Midland States Bancorp, Inc.	18,898	606,626
MidSouth Bancorp, Inc.(b)	12,344	190,098
MVB Financial Corp.	5,412	97,524
National Bank Holdings Corp., Class A	25,335	953,863
National Bankshares, Inc.	5,181	235,476
National Commerce Corp.(a)(b)	15,027	620,615
NBT Bancorp, Inc.	36,304	1,393,348
Nicolet Bankshares, Inc.(a)(b)	7,264	395,961
Northeast Bancorp	6,318	137,101
Northrim BanCorp, Inc.	6,697	278,260
Norwood Financial Corp.	4,063	159,107
Oak Valley Bancorp	5,507	108,213
OFG Bancorp	37,169	600,279
Ohio Valley Banc Corp.	3,217	117,903
Old Line Bancshares, Inc.	13,750	435,050
Old National Bancorp	130,308	2,514,944
Old Second Bancorp, Inc.	26,675	412,129
OP Bancorp(a)	11,432	132,611
Opus Bank	16,678	456,977
Origin Bancorp, Inc.(b)	15,006	564,976
Orrstown Financial Services, Inc.	5,312	126,426

3

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks: Diversified (continued)
Pacific City Financial Corp.	9,760	$188,758
Pacific Mercantile Bancorp(a)	10,562	98,755
Pacific Premier Bancorp, Inc.(a)	39,420	1,466,424
Park National Corp.	11,808	1,246,452
Parke Bancorp, Inc.	5,409	121,432
PCSB Financial Corp.(b)	15,013	305,364
Peapack Gladstone Financial Corp.	16,323	504,217
Penns Woods Bancorp, Inc.	3,826	166,240
People’s Utah Bancorp	13,259	450,143
Peoples Bancorp of North Carolina, Inc.	2,922	84,270
Peoples Bancorp, Inc.	15,471	541,949
Peoples Financial Services Corp.	5,295	224,508
Preferred Bank	12,435	727,447
Premier Financial Bancorp, Inc.	10,062	186,046
Provident Financial Services, Inc.	53,454	1,312,296
QCR Holdings, Inc.	10,801	441,221
RBB Bancorp	12,138	297,381
Reliant Bancorp Inc.(b)	8,546	218,521
Renasant Corp.	41,787	1,722,042
Republic Bancorp, Inc., Class A	8,276	381,524
Republic First Bancorp, Inc.(a)	32,229	230,437
S&T Bancorp, Inc.	29,325	1,271,532
Sandy Spring Bancorp, Inc.	29,762	1,169,944
SB One Bancorp	4,895	123,354
Seacoast Banking Corp. of Florida(a)	39,164	1,143,589
Select Bancorp, Inc.(a)	10,145	125,798
ServisFirst Bancshares, Inc.	40,615	1,590,077
Shore Bancshares, Inc.	8,635	153,876
Sierra Bancorp	12,726	367,781
Simmons First National Corp., Class A	77,969	2,296,187
SmartFinancial, Inc.(a)	10,226	240,822
South State Corp.	31,493	2,582,426
Southern First Bancshares, Inc.(a)	5,118	201,137
Southern National Bancorp of Virginia, Inc.	15,867	257,045
Southside Bancshares, Inc.	28,722	999,526
Spirit of Texas Bancshares, Inc.(a)	1,760	37,998
State Bank Financial Corp.	32,609	984,140
Stock Yards Bancorp, Inc.	18,549	673,329
Summit Financial Group, Inc.	8,223	190,856
Tompkins Financial Corp.	13,037	1,058,474
TowneBank	57,020	1,759,067
Trico Bancshares	22,498	868,873
TriState Capital Holdings, Inc.(a)	21,225	585,810
Triumph Bancorp, Inc.(a)	20,854	796,623
TrustCo Bank Corp. NY	79,749	677,866
Trustmark Corp.	58,622	1,972,630
UMB Financial Corp.	39,234	2,781,691
Union Bankshares Corp.	55,943	2,155,484
Union Bankshares, Inc.	3,464	184,112
United Bankshares, Inc.	85,837	3,120,175
United Community Banks, Inc.	58,339	1,627,075
United Community Financial Corp.	43,499	420,635

Security	Shares	Value
Banks: Diversified (continued)
United Security Bancshares	12,251	$135,986
Unity Bancorp, Inc.	5,290	121,141
Univest Corp. of Pennsylvania	24,091	637,207
Valley National Bancorp	277,548	3,122,415
Veritex Holdings, Inc.(a)	20,604	582,269
Washington Trust Bancorp, Inc.	13,797	762,974
WesBanco, Inc.	45,165	2,013,456
West BanCorp., Inc.	13,705	322,067
Westamerica BanCorp	21,949	1,320,452

		176,578,305
Banks: Savings, Thrift & Mortgage Lending — 1.4%
Axos Financial, Inc.(a)(b)	51,034	1,755,059
Banc of California, Inc.	36,938	698,128
BankFinancial Corp.	9,957	158,715
Berkshire Hills Bancorp, Inc.	35,077	1,427,634
Brookline Bancorp, Inc.	68,462	1,143,315
BSB Bancorp, Inc.(a)	7,883	256,986
Dime Community Bancshares, Inc.	28,515	508,993
Entegra Financial Corp.(a)	4,639	123,165
ESSA Bancorp, Inc.	7,564	122,991
First Defiance Financial Corp.	16,554	498,441
First Financial Northwest, Inc.	6,511	107,887
Flushing Financial Corp.	24,296	592,822
Great Southern Bancorp, Inc.	10,136	561,028
Greene County Bancorp, Inc.	2,931	94,085
Heritage Financial Corp.	31,317	1,100,793
Hingham Institution for Savings	1,039	228,383
Home Bancorp, Inc.	6,919	300,838
HomeStreet, Inc.(a)	21,228	562,542
Investors Bancorp, Inc.	214,346	2,630,025
Kearny Financial Corp.	83,602	1,157,888
Ladder Capital Corp.	74,085	1,255,000
LegacyTexas Financial Group, Inc.	40,999	1,746,557
Malvern Bancorp, Inc.(a)	4,717	112,972
Meridian Bancorp, Inc.	42,533	723,061
MutualFirst Financial, Inc.	4,111	151,490
Northfield Bancorp, Inc.	37,958	604,291
Northwest Bancshares, Inc.	81,504	1,411,649
OceanFirst Financial Corp.	40,864	1,112,318
Oconee Federal Financial Corp.	624	16,804
Ocwen Financial Corp.(a)	98,133	386,644
Oritani Financial Corp.	34,519	536,770
Ponce de Leon Federal Bank(a)	5,512	83,286
Provident Bancorp, Inc.(a)	3,169	91,743
Prudential Bancorp, Inc.	5,921	102,493
Riverview Bancorp, Inc.	16,272	143,844
SI Financial Group, Inc.	8,489	118,846
Southern Missouri Bancorp, Inc.	6,943	258,766
Sterling Bancorp, Inc.	18,539	209,676
Territorial Bancorp, Inc.	5,600	165,480
Timberland Bancorp, Inc.	4,977	155,482
United Financial Bancorp, Inc.	44,061	741,547

4

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (continued)
Washington Federal, Inc.	71,927	$2,301,664
Waterstone Financial, Inc.	22,879	392,375
Western New England Bancorp, Inc.	18,281	197,435
WSFS Financial Corp.	26,301	1,240,092

		28,290,003
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A(a)(b)	7,207	2,072,012
Castle Brands, Inc.(a)(b)	79,609	85,182
Craft Brew Alliance, Inc.(a)	10,122	165,495
Primo Water Corp.(a)	28,095	507,115

		2,829,804
Beverage: Soft Drinks — 0.1%
Celsius Holdings, Inc.(a)(b)	16,293	65,661
Coca-Cola Bottling Co. Consolidated(b)	4,134	753,546
Farmer Bros Co.(a)	7,860	207,504
National Beverage Corp.(a)	9,975	1,163,284

		2,189,995
Biotechnology — 6.2%
Acceleron Pharma, Inc.(a)(b)	33,101	1,894,370
Acorda Therapeutics, Inc.(a)	37,123	729,467
ADMA Biologics, Inc.(a)(b)	16,769	104,135
Aduro Biotech, Inc.(a)	55,210	405,793
Adverum Biotechnologies, Inc.(a)	49,005	296,480
Aeglea BioTherapeutics, Inc.(a)	14,074	134,688
Agenus, Inc.(a)	58,855	125,950
Aimmune Therapeutics, Inc.(a)(b)	37,137	1,013,097
Akcea Therapeutics, Inc.(a)(b)	10,927	382,664
Akebia Therapeutics, Inc.(a)	42,836	378,242
Albireo Pharma, Inc.(a)(b)	8,497	280,061
Alder Biopharmaceuticals, Inc.(a)(b)	49,985	832,250
Aldeyra Therapeutics, Inc.(a)	11,586	159,887
Allakos, Inc.(a)(b)	7,044	316,910
Allena Pharmaceuticals, Inc.(a)	8,497	91,258
AMAG Pharmaceuticals, Inc.(a)(b)	28,734	574,680
Amicus Therapeutics, Inc.(a)	162,274	1,961,893
AnaptysBio, Inc.(a)	16,483	1,644,509
ANI Pharmaceuticals, Inc.(a)(b)	6,525	368,924
Apellis Pharmaceuticals, Inc.(a)	30,943	550,167
Aptinyx, Inc.(a)	11,275	326,524
Arbutus Biopharma Corp.(a)	30,665	289,784
Arcus Biosciences, Inc.(a)	7,737	107,854
Ardelyx, Inc.(a)	37,013	161,007
Arena Pharmaceuticals, Inc.(a)	42,431	1,952,675
ArQule, Inc.(a)	92,637	524,325
Array BioPharma, Inc.(a)	174,529	2,652,841
Arsanis, Inc.(a)	2,817	4,564
Assembly Biosciences, Inc.(a)	17,958	666,960
Atara Biotherapeutics, Inc.(a)(b)	35,961	1,486,987
Athenex, Inc.(a)	37,373	580,776
Athersys, Inc.(a)	88,005	184,811
Audentes Therapeutics, Inc.(a)	27,357	1,083,064

Security	Shares	Value
Biotechnology (continued)
AVEO Pharmaceuticals, Inc.(a)(b)	95,331	$315,546
Avid Bioservices, Inc.(a)	44,864	307,767
Avrobio, Inc.(a)	5,174	268,375
Bellicum Pharmaceuticals, Inc.(a)	29,473	181,554
BioCryst Pharmaceuticals, Inc.(a)	93,203	711,139
Biohaven Pharmaceutical Holding Co. Ltd.(a)	23,390	878,294
BioTelemetry, Inc.(a)	27,799	1,791,646
BioTime, Inc.(a)(b)	70,544	165,778
Blueprint Medicines Corp.(a)	35,276	2,753,645
Calithera Biosciences, Inc.(a)	25,571	134,248
Calyxt, Inc.(a)(b)	5,813	88,765
CASI Pharmaceuticals, Inc.(a)	44,846	209,431
Catalyst Biosciences, Inc.(a)	8,700	93,786
Catalyst Pharmaceutical, Inc.(a)	88,253	333,596
Celcuity, Inc.(a)(b)	5,575	160,337
Cellular Biomedicine Group, Inc.(a)(b)	9,668	175,474
ChemoCentryx, Inc.(a)	20,784	262,710
Clearside Biomedical, Inc.(a)	20,683	127,200
Clovis Oncology, Inc.(a)(b)	40,779	1,197,679
Codexis, Inc.(a)(b)	42,800	734,020
Cohbar, Inc.(a)(b)	16,379	70,593
Coherus Biosciences, Inc.(a)	44,400	732,600
Collegium Pharmaceutical, Inc.(a)	25,561	376,769
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	38,893	293,642
Corium International, Inc.(a)(b)	25,892	246,233
Crinetics Pharmaceuticals, Inc.(a)	5,899	169,006
CTI BioPharma Corp.(a)	37,184	80,317
Cue Biopharma, Inc.(a)(b)	15,100	136,655
Cymabay Therapeutics, Inc.(a)	50,143	555,584
Cytokinetics, Inc.(a)	41,228	406,096
CytomX Therapeutics, Inc.(a)	38,029	703,536
CytoSorbents Corp.(a)(b)	24,905	321,275
Deciphera Pharmaceuticals, Inc.(a)	7,280	281,882
Denali Therapeutics, Inc.(a)	38,861	844,838
Dermira, Inc.(a)(b)	28,092	306,203
Dova Pharmaceuticals, Inc.(a)	9,613	201,585
Dynavax Technologies Corp.(a)	53,719	666,116
Editas Medicine, Inc.(a)	39,093	1,243,939
Eidos Therapeutics, Inc.(a)(b)	6,100	60,878
Emergent Biosolutions, Inc.(a)	38,235	2,517,010
Enzo Biochem, Inc.(a)	35,215	145,086
Epizyme, Inc.(a)(b)	43,299	458,969
Evelo Biosciences, Inc.(a)(b)	3,900	47,502
Fate Therapeutics, Inc.(a)	45,220	736,634
Fennec Pharmaceuticals, Inc.(a)	8,215	67,363
FibroGen, Inc.(a)	63,987	3,887,210
Five Prime Therapeutics, Inc.(a)	29,060	404,515
Fortress Biotech, Inc.(a)	27,724	44,358
Forty Seven, Inc.(a)	6,868	102,471
G1 Therapeutics, Inc.(a)(b)	17,402	909,951
GenMark Diagnostics, Inc.(a)(b)	45,214	332,323
Genomic Health, Inc.(a)	17,681	1,241,560

5

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Geron Corp.(a)(b)	144,395	$254,135
Global Blood Therapeutics, Inc.(a)(b)	42,625	1,619,750
GlycoMimetics, Inc.(a)(b)	28,838	415,267
GTx, Inc.(a)(b)	5,095	7,999
Halozyme Therapeutics, Inc.(a)	108,611	1,973,462
Harvard Bioscience, Inc.(a)(b)	27,918	146,570
Heron Therapeutics, Inc.(a)	58,952	1,865,831
Homology Medicines, Inc.(a)(b)	7,549	172,570
ImmunoGen, Inc.(a)	122,711	1,162,073
Immunomedics, Inc.(a)	121,583	2,532,574
Innovate Biopharmaceuticals, Inc.(a)(b)	13,536	92,451
Inovio Pharmaceuticals, Inc.(a)	73,011	405,941
Insmed, Inc.(a)	66,403	1,342,669
Insys Therapeutics, Inc.(a)(b)	21,949	221,246
Intellia Therapeutics, Inc.(a)(b)	28,435	813,810
Intercept Pharmaceuticals, Inc.(a)	18,746	2,368,745
Intrexon Corp.(a)	62,917	1,083,431
Invitae Corp.(a)(b)	56,715	948,842
Iovance Biotherapeutics, Inc.(a)	72,529	815,951
Jounce Therapeutics, Inc.(a)(b)	13,152	85,488
Kadmon Holdings, Inc.(a)	84,934	283,680
Kala Pharmaceuticals, Inc.(a)	9,206	90,863
Karyopharm Therapeutics, Inc.(a)	41,713	710,372
Keryx Biopharmaceuticals, Inc.(a)(b)	75,350	256,190
Kezar Life Sciences, Inc.(a)	4,288	91,806
Kindred Biosciences, Inc.(a)	23,710	330,755
Kiniksa Pharmaceuticals Ltd.(a)(b)	5,429	138,440
Kura Oncology, Inc.(a)	24,203	423,552
Lexicon Pharmaceuticals, Inc.(a)(b)	38,695	412,876
Ligand Pharmaceuticals, Inc.(a)	17,913	4,916,939
Loxo Oncology, Inc.(a)	23,001	3,929,261
MacroGenics, Inc.(a)	32,058	687,324
Madrigal Pharmaceuticals, Inc.(a)(b)	5,937	1,271,290
Magenta Therapeutics, Inc.(a)	3,307	39,717
MannKind Corp.(a)(b)	132,025	241,606
Marinus Pharmaceuticals, Inc.(a)(b)	30,181	301,810
MediciNova, Inc.(a)(b)	35,041	437,662
Menlo Therapeutics, Inc.(a)	8,099	79,775
Mersana Therapeutics, Inc.(a)	9,182	91,820
Minerva Neurosciences, Inc.(a)(b)	27,808	348,990
Miragen Therapeutics, Inc.(a)	22,050	123,039
Mirati Therapeutics, Inc.(a)	17,256	812,758
Molecular Templates, Inc.(a)	6,393	34,458
Momenta Pharmaceuticals, Inc.(a)	65,605	1,725,411
Mustang Bio, Inc.(a)	10,831	64,444
Myriad Genetics, Inc.(a)	57,251	2,633,546
NantKwest, Inc.(a)	16,787	62,112
Natera, Inc.(a)	28,196	675,012
Neon Therapeutics, Inc.(a)	5,220	44,579
Neos Therapeutics, Inc.(a)	20,567	99,750
NewLink Genetics Corp.(a)	24,502	58,560
Novavax, Inc.(a)(b)	327,858	616,373
Nymox Pharmaceutical Corp.(a)(b)	22,158	54,509

Security	Shares	Value
Biotechnology (continued)
Odonate Therapeutics, Inc.(a)	5,407	$104,950
Omeros Corp.(a)(b)	39,150	955,651
OPKO Health, Inc.(a)(b)	275,090	951,811
Organovo Holdings, Inc.(a)	79,322	91,220
Ovid therapeutics, Inc.(a)	11,717	66,435
Pacific Biosciences of California, Inc.(a)	104,937	567,709
Palatin Technologies, Inc.(a)	165,541	165,127
PDL BioPharma, Inc.(a)	115,664	304,196
Pfenex, Inc.(a)	27,026	138,103
Pieris Pharmaceuticals, Inc.(a)(b)	38,490	215,544
Progenics Pharmaceuticals, Inc.(a)	72,165	452,475
Proteostasis Therapeutics, Inc.(a)(b)	18,277	44,048
Prothena Corp. PLC(a)	34,643	453,130
PTC Therapeutics, Inc.(a)(b)	38,636	1,815,892
Pulse Biosciences, Inc.(a)	9,268	131,513
Puma Biotechnology, Inc.(a)(b)	24,656	1,130,478
Ra Pharmaceuticals, Inc.(a)	10,507	190,072
RadNet, Inc.(a)	34,601	520,745
Recro Pharma, Inc.(a)	15,749	111,975
REGENXBIO, Inc.(a)	27,087	2,045,068
Repligen Corp.(a)(b)	33,454	1,855,359
Replimune Group, Inc.(a)	6,305	101,511
resTORbio, Inc.(a)(b)	4,329	65,541
Retrophin, Inc.(a)	34,468	990,266
Rhythm Pharmaceuticals, Inc.(a)	12,967	378,247
Rigel Pharmaceuticals, Inc.(a)	142,653	457,916
Rocket Pharmaceuticals, Inc.(a)(b)	18,099	445,597
Rockwell Medical, Inc.(a)(b)	36,905	155,739
RTI Surgical, Inc.(a)	45,686	205,587
Rubius Therapeutics, Inc.(a)	10,337	248,088
Sangamo Therapeutics, Inc.(a)(b)	87,903	1,489,956
Savara, Inc.(a)	23,625	263,655
Scholar Rock Holding Corp.(a)	5,144	132,458
Selecta Biosciences, Inc.(a)	14,710	228,741
Seres Therapeutics, Inc.(a)	14,042	106,579
Sienna Biopharmaceuticals, Inc.(a)	14,140	209,555
Solid Biosciences, Inc.(a)	10,408	491,049
Sorrento Therapeutics, Inc.(a)(b)	93,485	411,334
Spark Therapeutics, Inc.(a)(b)	26,879	1,466,249
Spero Therapeutics, Inc.(a)	8,851	93,024
Spring Bank Pharmaceuticals, Inc.(a)	11,561	139,310
Stemline Therapeutics, Inc.(a)	24,539	407,347
Surface Oncology, Inc.(a)	5,345	58,474
Syneos Health, Inc.(a)(b)	53,070	2,735,758
Synergy Pharmaceuticals, Inc.(a)(b)	221,422	376,417
Synlogic, Inc.(a)(b)	11,178	158,839
Syros Pharmaceuticals, Inc.(a)(b)	22,992	273,835
Tocagen, Inc.(a)	14,746	229,890
Translate Bio, Inc.(a)	8,000	80,000
Tricida, Inc.(a)	9,915	302,903
Tyme Technologies, Inc.(a)	30,530	84,873
UNITY Biotechnology, Inc.(a)(b)	3,527	57,455
Unum Therapeutics, Inc.(a)(b)	2,575	26,523

6

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Vanda Pharmaceuticals, Inc.(a)	44,594	$1,023,432
Veracyte, Inc.(a)	22,610	215,926
Verastem, Inc.(a)(b)	58,714	425,676
Vericel Corp.(a)(b)	36,756	520,097
Verrica Pharmaceuticals, Inc.(a)	4,814	78,228
Viking Therapeutics, Inc.(a)	44,351	772,594
Vital Therapies, Inc.(a)	22,245	6,126
Xencor, Inc.(a)	39,508	1,539,627
Xeris Pharmaceuticals, Inc.(a)	5,574	97,991
XOMA Corp.(a)	5,052	88,764
ZIOPHARM Oncology, Inc.(a)(b)	108,749	347,997

		122,470,045
Building Materials — 1.1%
Armstrong Flooring, Inc.(a)	16,457	297,872
BlueLinx Holdings, Inc.(a)(b)	7,161	225,500
Builders FirstSource, Inc.(a)	97,345	1,429,025
Caesarstone Ltd.	20,201	374,729
Continental Building Products, Inc.(a)	31,999	1,201,562
Gibraltar Industries, Inc.(a)	27,559	1,256,690
Griffon Corp.	29,345	473,922
Louisiana-Pacific Corp.	122,923	3,256,230
Masonite International Corp.(a)	23,386	1,499,043
NCI Building Systems, Inc.(a)	37,453	567,413
Patrick Industries, Inc.(a)	20,315	1,202,648
PGT Innovations, Inc.(a)	42,032	907,891
Quanex Building Products Corp.	30,826	561,033
Simpson Manufacturing Co., Inc.	35,288	2,556,969
Summit Materials, Inc., Class A(a)(b)	96,569	1,755,624
Trex Co., Inc.(a)	50,644	3,898,575

		21,464,726
Building: Climate Control — 0.2%
AAON, Inc.	35,263	1,332,941
Comfort Systems USA, Inc.	31,424	1,772,314

		3,105,255
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc.(a)(b)	58,263	2,108,538
Forterra, Inc.(a)	16,545	123,426
Foundation Building Materials, Inc.(a)	13,471	167,983
JELD-WEN Holding, Inc.(a)(b)	58,635	1,445,939

		3,845,886
Cable Television Services — 0.3%
Liberty Latin America Ltd., Class A(a)(b)	38,105	794,108
Liberty Latin America Ltd., Class C(a)(b)	96,333	1,987,350
Roku, Inc.(a)(b)	37,081	2,708,025
WideOpenWest, Inc.(a)	25,076	281,102

		5,770,585
Casinos & Gambling — 0.4%
Boyd Gaming Corp.	76,021	2,573,311
Century Casinos, Inc.(a)	40,665	303,361

Security	Shares	Value
Casinos & Gambling (continued)
Eldorado Resorts, Inc.(a)(b)	57,051	$2,772,679
Monarch Casino & Resort, Inc.(a)	9,796	445,228
Penn National Gaming, Inc.(a)(b)	37,096	1,221,200
Scientific Games Corp., Class A(a)	47,058	1,195,273

		8,511,052
Cement — 0.0%
US Concrete, Inc.(a)	13,626	624,752

Chemicals: Diversified — 0.9%
AdvanSix, Inc.(a)	26,297	892,783
AgroFresh Solutions, Inc.(a)(b)	26,865	167,369
American Vanguard Corp.	23,998	431,964
CSW Industrials, Inc.(a)	13,281	713,190
GCP Applied Technologies, Inc.(a)	61,837	1,641,772
Hawkins, Inc.	7,647	316,968
Ingevity Corp.(a)	36,354	3,703,746
Innophos Holdings, Inc.	16,783	745,165
KMG Chemicals, Inc.	12,543	947,749
Landec Corp.(a)	21,873	314,971
LSB Industries, Inc.(a)	18,051	176,539
Marrone Bio Innovations, Inc.(a)	38,512	70,477
Nexeo Solutions, Inc.(a)	24,096	295,176
OMNOVA Solutions, Inc.(a)	38,012	374,418
PolyOne Corp.	68,461	2,993,115
Rayonier Advanced Materials, Inc.	43,684	805,096
Sensient Technologies Corp.	36,515	2,793,763
Tronox Ltd., Class A	80,956	967,424

		18,351,685
Chemicals: Specialty — 0.6%
A. Schulman, Inc.(c)	21,120	40,339
Advanced Emissions Solutions, Inc.	2,275	27,209
Amyris, Inc.(a)	24,864	197,420
Balchem Corp.	27,487	3,081,018
FutureFuel Corp.	22,319	413,794
Innospec, Inc.	21,002	1,611,904
Kraton Corp.(a)	26,901	1,268,382
PQ Group Holdings, Inc.(a)	31,183	544,767
Quaker Chemical Corp.	11,161	2,256,866
Stepan Co.	17,289	1,504,316
Valhi, Inc.	18,357	41,854

		10,987,869
Coal — 0.3%
Arch Coal, Inc., Class A	15,556	1,390,706
Cloud Peak Energy, Inc.(a)(b)	51,615	118,714
CONSOL Energy, Inc.(a)	24,054	981,644
Hallador Energy Co.	12,927	80,406
Peabody Energy Corp.	66,984	2,387,310
Ramaco Resources, Inc.(a)	4,174	31,138

7

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Coal (continued)
Warrior Met Coal, Inc.	36,897	$997,695

		5,987,613
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc.	20,221	487,326
Green Bancorp, Inc.	22,696	501,582
HomeTrust Bancshares, Inc.(a)	16,361	476,923

		1,465,831
Commercial Finance & Mortgage Companies — 0.2%
Federal Agricultural Mortgage Corp., Class C	7,909	570,871
Impac Mortgage Holdings, Inc.(a)	6,777	50,760
Meta Financial Group, Inc.	8,058	665,994
On Deck Capital, Inc.(a)	45,738	346,237
PennyMac Financial Services, Inc. (f)	3,162	66,086
RE/MAX Holdings, Inc., Class A	16,247	720,554
Walker & Dunlop, Inc.	23,783	1,257,645

		3,678,147
Commercial Services & Supplies — 0.1%
Information Services Group, Inc.(a)	36,209	173,079
National Research Corp., Class A	9,585	369,981
Weight Watchers International, Inc.(a)	32,915	2,369,551

		2,912,611
Commercial Services: Rental & Leasing — 0.8%
Aircastle Ltd.	47,336	1,037,132
CAI International, Inc.(a)	14,678	335,686
GATX Corp.	32,203	2,788,458
GMS, Inc.(a)	26,972	625,750
H&E Equipment Services, Inc.	27,415	1,035,739
Herc Holdings, Inc.(a)	20,684	1,059,021
Marlin Business Services Corp.	6,772	195,372
McGrath RentCorp	20,642	1,124,370
Mobile Mini, Inc.	38,084	1,669,983
NOW, Inc.(a)	92,443	1,529,932
PHH Corp.(a)	25,584	281,168
Rush Enterprises, Inc., Class B	3,130	124,856
SiteOne Landscape Supply, Inc.(a)(b)	34,068	2,566,683
Triton International Ltd.	44,883	1,493,257
Willis Lease Finance Corp.(a)	3,353	115,712
Willscot Corp.(a)(b)	30,802	528,254

		16,511,373
Commercial Vehicles & Parts — 0.4%
Blue Bird Corp.(a)	12,721	311,664
Commercial Vehicle Group, Inc.(a)	24,773	226,921
Cooper-Standard Holdings, Inc.(a)	15,348	1,841,453
Miller Industries, Inc.	9,747	262,194
Modine Manufacturing Co.(a)	44,563	663,989
Motorcar Parts of America, Inc.(a)(b)	16,433	385,354
Navistar International Corp.(a)	42,230	1,625,855
REV Group, Inc.	25,734	404,024

Security	Shares	Value
Commercial Vehicles & Parts (continued)
Rush Enterprises, Inc., Class A	26,517	$1,042,383
Spartan Motors, Inc.	29,851	440,302
Wabash National Corp.	49,186	896,661

		8,100,800
Communications Equipment — 0.0%
Aerohive Networks, Inc.(a)	25,606	105,497

Communications Technology — 1.6%
ADTRAN, Inc.	41,574	733,781
Anixter International, Inc.(a)(b)	25,172	1,769,592
Avaya Holdings Corp.(a)(b)	91,855	2,033,670
Bel Fuse, Inc., Class B	7,822	207,283
Calix, Inc.(a)	38,822	314,458
Casa Systems, Inc.(a)	23,217	342,451
Ciena Corp.(a)	122,843	3,837,615
Comtech Telecommunications Corp.	19,979	724,638
DASAN Zhone Solutions, Inc.(a)	3,778	53,610
Digi International, Inc.(a)	23,825	320,446
Extreme Networks, Inc.(a)	96,155	526,930
Finisar Corp.(a)(b)	100,515	1,914,811
Harmonic, Inc.(a)(b)	72,608	399,344
Infinera Corp.(a)	129,931	948,496
Intelsat SA(a)	39,070	1,172,100
InterDigital, Inc.	29,804	2,384,320
KVH Industries, Inc.(a)(b)	12,526	164,091
Loral Space & Communications, Inc.(a)	10,883	494,088
Lumentum Holdings, Inc.(a)(b)	53,673	3,217,696
Maxar Technologies Ltd.	48,330	1,598,273
NeoPhotonics Corp.(a)	27,408	227,486
NETGEAR, Inc.(a)	26,805	1,684,694
Ooma, Inc.(a)(b)	17,806	295,580
Plantronics, Inc.	28,509	1,719,093
Quantenna Communications, Inc.(a)	29,554	545,271
Ribbon Communications, Inc.(a)	46,875	320,156
TeleNav, Inc.(a)	22,033	111,267
ViaSat, Inc.(a)(b)	47,459	3,035,003

		31,096,243
Computer Services Software & Systems — 6.2%
A10 Networks, Inc.(a)	39,385	239,461
ACI Worldwide, Inc.(a)(b)	98,690	2,777,137
Alarm.com Holdings, Inc.(a)(b)	26,187	1,503,134
Altair Engineering, Inc., Class A(a)(b)	25,938	1,127,006
Alteryx, Inc., Class A(a)(b)	25,086	1,435,170
American Software, Inc., Class A	24,258	294,249
Appfolio, Inc., Class A(a)	13,023	1,021,003
Asure Software, Inc.(a)	7,214	89,598
Avalara, Inc.(a)(b)	7,454	260,368
Avid Technology, Inc.(a)	19,459	115,392
Benefitfocus, Inc.(a)(b)	19,223	777,570
Blackbaud, Inc.	41,114	4,172,249
Blackline, Inc.(a)	30,797	1,739,107

8

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Computer Services Software & Systems (continued)
Blucora, Inc.(a)	40,755	$1,640,389
Bottomline Technologies, Inc.(a)	34,545	2,511,767
Box, Inc., Class A(a)	105,888	2,531,782
Brightcove, Inc.(a)	31,814	267,238
CACI International, Inc., Class A(a)	21,092	3,884,092
Carbon Black, Inc.(a)	5,813	123,119
Cargurus, Inc.(a)	42,837	2,385,592
Cision Ltd.(a)	46,136	775,085
Cloudera, Inc.(a)	88,571	1,563,278
CommVault Systems, Inc.(a)	33,730	2,361,100
Cornerstone OnDemand, Inc.(a)	46,732	2,652,041
Coupa Software, Inc.(a)	46,055	3,642,950
CSG Systems International, Inc.	28,466	1,142,625
Digimarc Corp.(a)	10,098	317,582
Ebix, Inc.	20,737	1,641,334
Endurance International Group Holdings, Inc.(a)	59,136	520,397
Envestnet, Inc.(a)(b)	37,648	2,294,646
ePlus, Inc.(a)	11,510	1,066,977
Everbridge, Inc.(a)(b)	23,136	1,333,559
Evolent Health, Inc., Class A(a)	57,865	1,643,366
ForeScout Technologies, Inc.(a)	24,785	935,882
Groupon, Inc.(a)	378,045	1,425,230
Hortonworks, Inc.(a)	60,461	1,379,115
HubSpot, Inc.(a)(b)	31,082	4,691,828
Imperva, Inc.(a)	30,157	1,400,793
Inovalon Holdings, Inc., Class A(a)	57,742	580,307
Internap Corp.(a)	18,079	228,338
KEYW Holding Corp.(a)(b)	44,782	387,812
Leaf Group Ltd.(a)	12,028	120,280
LendingClub Corp.(a)	274,009	1,063,155
Limelight Networks, Inc.(a)	92,402	463,858
LivePerson, Inc.(a)(b)	49,831	1,293,114
LiveRamp Holdings, Inc.(a)	65,823	3,252,314
Majesco(a)	1,856	14,013
ManTech International Corp., Class A	22,730	1,438,809
Meet Group, Inc.(a)(b)	63,406	313,860
Mercury Systems, Inc.(a)	40,068	2,216,562
MicroStrategy, Inc., Class A(a)	8,155	1,146,756
MINDBODY, Inc., Class A(a)(b)	36,850	1,497,952
Mitek Systems, Inc.(a)	26,089	183,927
Monotype Imaging Holdings, Inc.	36,233	731,907
Netscout Systems, Inc.(a)(b)	66,662	1,683,215
New Relic, Inc.(a)	37,991	3,579,892
NIC, Inc.	56,230	832,204
OneSpan, Inc.(a)	27,435	522,637
PAR Technology Corp.(a)	10,937	243,020
PDF Solutions, Inc.(a)(b)	21,569	194,768
Perficient, Inc.(a)	30,053	800,912
Perspecta, Inc.	123,199	3,168,678
Presidio, Inc.	27,541	420,000
Progress Software Corp.	38,743	1,367,240
PROS Holdings, Inc.(a)	26,739	936,400
Q2 Holdings, Inc.(a)	31,510	1,907,930

Security	Shares	Value
Computer Services Software & Systems (continued)
QAD, Inc., Class A	8,483	$480,562
Rapid7, Inc.(a)	30,948	1,142,600
Reis, Inc.	7,578	174,294
Remark Holdings, Inc.(a)(b)	23,883	76,187
Rimini Street, Inc.(a)	6,017	37,967
SailPoint Technologies Holding, Inc.(a)	44,956	1,529,403
Science Applications International Corp.	36,339	2,928,923
SecureWorks Corp., Class A(a)	6,251	91,577
SendGrid, Inc.(a)	24,734	909,964
ShotSpotter, Inc.(a)(b)	6,177	378,588
Shutterstock, Inc.	16,455	898,114
Simulations Plus, Inc.	9,553	192,971
SPS Commerce, Inc.(a)	14,412	1,430,247
SYNNEX Corp.	25,788	2,184,244
Syntel, Inc.(a)	30,401	1,245,833
TechTarget, Inc.(a)	17,618	342,142
Telaria, Inc.(a)	31,719	120,215
Tenable Holdings, Inc.(a)	10,859	422,198
TiVo Corp.	103,653	1,290,480
Travelzoo(a)	4,478	53,064
Tucows, Inc., Class A(a)(b)	8,204	457,373
Unisys Corp.(a)	45,235	922,794
Upland Software, Inc.(a)	13,406	433,148
Varonis Systems, Inc.(a)	24,011	1,758,806
Verint Systems, Inc.(a)	54,769	2,743,927
Veritone, Inc.(a)(b)	5,225	54,497
VirnetX Holding Corp.(a)(b)	42,876	199,373
Virtusa Corp.(a)	24,057	1,292,101
Web.com Group, Inc.(a)	34,699	968,102
Workiva, Inc.(a)	24,392	963,484
Yelp, Inc.(a)	69,444	3,416,645
Yext, Inc.(a)	69,618	1,649,947
Zix Corp.(a)	40,941	227,223
Zscaler, Inc.(a)	12,002	489,442

		121,779,506
Computer Technology — 0.4%
3D Systems Corp.(a)(b)	93,149	1,760,516
Cray, Inc.(a)	35,030	753,145
Diebold Nixdorf, Inc.	69,551	312,980
Immersion Corp.(a)	22,365	236,398
Impinj, Inc.(a)(b)	14,071	349,242
Insight Enterprises, Inc.(a)	29,967	1,620,915
PC Connection, Inc.	9,824	382,055
Safeguard Scientifics, Inc.(a)(b)	12,119	113,313
Stratasys Ltd.(a)(b)	43,796	1,012,126
Synaptics, Inc.(a)	29,865	1,362,441
USA Technologies, Inc.(a)(b)	45,459	327,305

		8,230,436
Construction — 0.4%
Aegion Corp.(a)	27,994	710,488
EMCOR Group, Inc.	49,764	3,737,774
Granite Construction, Inc.	37,682	1,722,067

9

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction (continued)
Great Lakes Dredge & Dock Corp.(a)	52,442	$325,140
Orion Group Holdings, Inc.(a)	24,214	182,816
Primoris Services Corp.	36,038	894,463
Sterling Construction Co., Inc.(a)(b)	24,503	350,883
Tutor Perini Corp.(a)	30,990	582,612

		8,506,243
Consumer Electronics — 0.1%
Fitbit, Inc., Series A(a)(b)	177,314	948,630
Sonos, Inc.(a)(b)	14,000	224,560
Universal Electronics, Inc.(a)	12,124	477,079
Vuzix Corp.(a)(b)	26,298	172,252
XO Group, Inc.(a)	20,950	722,356
ZAGG, Inc.(a)	22,745	335,489

		2,880,366
Consumer Lending — 0.8%
Curo Group Holdings Corp.(a)	10,251	309,888
Elevate Credit, Inc.(a)	16,757	135,061
Encore Capital Group, Inc.(a)(b)	22,953	822,865
Enova International, Inc.(a)	28,217	812,650
Ezcorp, Inc., Class A(a)(b)	44,373	474,791
FirstCash, Inc.	37,575	3,081,150
LendingTree, Inc.(a)(b)	6,852	1,576,645
Marcus & Millichap, Inc.(a)	16,504	572,854
MGIC Investment Corp.(a)	310,191	4,128,642
MoneyGram International, Inc.(a)	23,789	127,271
Nelnet, Inc., Class A	15,967	912,833
PRA Group, Inc.(a)(b)	38,272	1,377,792
Regional Management Corp.(a)	9,237	266,303
World Acceptance Corp.(a)(b)	5,146	588,497

		15,187,242
Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc.(a)(b)	60,338	1,665,932
Chuy’s Holdings, Inc.(a)(b)	14,763	387,529
Core-Mark Holding Co., Inc.	39,097	1,327,734
Del Frisco’s Restaurant Group, Inc.(a)	27,951	231,993
Nutrisystem, Inc.	25,643	950,073
Sotheby’s(a)	32,124	1,580,180

		6,143,441
Containers & Packaging — 0.1%
Greif, Inc., Class A	21,697	1,164,261
Greif, Inc., Class B	5,164	297,705
Myers Industries, Inc.	30,057	698,825
UFP Technologies, Inc.(a)	5,806	213,370
Veritiv Corp.(a)	9,972	362,981

		2,737,142
Cosmetics — 0.1%
elf Beauty, Inc.(a)(b)	20,093	255,784
Inter Parfums, Inc.	14,986	965,848

Security	Shares	Value
Cosmetics (continued)
Revlon, Inc., Class A(a)(b)	6,908	$154,048

		1,375,680
Diversified Financial Services — 0.7%
Altisource Portfolio Solutions SA(a)	9,438	304,187
Associated Capital Group, Inc., Class A	3,120	132,756
Cannae Holdings, Inc.(a)	58,905	1,234,060
FCB Financial Holdings, Inc., Class A(a)	36,499	1,730,053
Greenhill & Co., Inc.	16,689	439,755
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	43,759	939,506
Houlihan Lokey, Inc.	29,399	1,320,897
MBIA, Inc.(a)	76,610	818,961
MidWestOne Financial Group, Inc.	9,710	323,440
Moelis & Co., Class A	38,988	2,136,542
Piper Jaffray Cos.	12,546	957,887
Stifel Financial Corp.	60,173	3,084,468
Tiptree, Inc., Class A	29,795	195,157

		13,617,669
Diversified Manufacturing Operations — 0.6%
Barnes Group, Inc.	40,916	2,906,263
Federal Signal Corp.	50,718	1,358,228
Harsco Corp.(a)	68,880	1,966,524
Lydall, Inc.(a)	14,956	644,604
OSI Systems, Inc.(a)	14,784	1,128,167
Raven Industries, Inc.	30,621	1,400,911
Standex International Corp.	10,842	1,130,278
TriMas Corp.(a)	39,934	1,213,994

		11,748,969
Diversified Materials & Processing — 0.4%
Belden, Inc.(b)	34,713	2,478,855
Cabot Microelectronics Corp.	21,800	2,249,106
Encore Wire Corp.	17,542	878,854
Energous Corp.(a)(b)	17,146	173,518
Insteel Industries, Inc.	15,371	551,511
Koppers Holdings, Inc.(a)	17,254	537,462
NL Industries, Inc.(a)	4,662	27,972
Synalloy Corp.	8,136	185,908
Tredegar Corp.	21,398	463,267
Uranium Energy Corp.(a)(b)	129,554	222,833

		7,769,286
Diversified Media — 0.0%
EW Scripps Co., Class A	38,845	640,943
Hemisphere Media Group, Inc.(a)(b)	16,019	223,465

		864,408
Diversified Retail — 0.8%
Big Lots, Inc.	34,566	1,444,513
BJ’s Wholesale Club Holdings, Inc.(a)	37,341	999,992
Dillard’s, Inc., Class A(b)	10,014	764,469

10

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Retail (continued)
Duluth Holdings, Inc., Class B(a)	7,965	$250,579
Etsy, Inc.(a)	102,294	5,255,866
Gaia, Inc.(a)(b)	11,404	175,622
Hudson Ltd., Class A(a)	34,084	768,935
JC Penney Co., Inc.(a)(b)	272,198	451,849
Ollie’s Bargain Outlet Holdings, Inc.(a)	42,713	4,104,719
Overstock.com, Inc.(a)(b)	17,138	474,722
PriceSmart, Inc.	18,943	1,533,436
Sears Holdings Corp.(a)(b)	29,655	28,700
Winmark Corp.	2,274	377,484

		16,630,886
Drug & Grocery Store Chains — 0.2%
Diplomat Pharmacy, Inc.(a)	48,551	942,375
Ingles Markets, Inc., Class A	12,470	427,097
PetMed Express, Inc.	16,528	545,589
Rite Aid Corp.(a)(b)	900,242	1,152,310
Smart & Final Stores, Inc.(a)	17,746	101,152
SuperValu, Inc.(a)(b)	32,682	1,053,014
Village Super Market, Inc., Class A	5,864	159,501
Weis Markets, Inc.	8,212	356,401

		4,737,439
Education Services — 0.6%
Adtalem Global Education, Inc.(a)	51,347	2,474,925
American Public Education, Inc.(a)	13,777	455,330
Cambium Learning Group, Inc.(a)	13,880	164,339
Career Education Corp.(a)	58,804	877,944
Chegg, Inc.(a)(b)	92,898	2,641,090
Franklin Covey Co.(a)	9,191	217,367
HealthStream, Inc.	22,750	705,478
Houghton Mifflin Harcourt Co.(a)	88,649	620,543
K12, Inc.(a)	31,080	550,116
Laureate Education, Inc., Class A(a)	71,325	1,101,258
Rosetta Stone, Inc.(a)	17,719	352,431
Strategic Education, Inc.	17,912	2,454,481

		12,615,302
Electronic Components — 0.7%
Acacia Research Corp.(a)	15,133	48,426
AVX Corp.	39,487	712,740
Babcock & Wilcox Enterprises, Inc.(a)(b)	23,817	24,532
KEMET Corp.(a)	47,998	890,363
Methode Electronics, Inc.	31,215	1,129,983
Novanta, Inc.(a)	27,867	1,906,103
NVE Corp.	4,119	436,120
Park Electrochemical Corp.	15,523	302,543
Rogers Corp.(a)	15,667	2,308,062
Sanmina Corp.(a)	59,768	1,649,597
ScanSource, Inc.(a)	21,726	866,867
Sparton Corp.(a)	7,543	108,845
Tech Data Corp.(a)	32,582	2,331,894

Security	Shares	Value
Electronic Components (continued)
TTM Technologies, Inc.(a)(b)	83,054	$1,321,389

		14,037,464
Electronic Entertainment — 0.1%
Glu Mobile, Inc.(a)	94,963	707,474
PlayAGS, Inc.(a)	18,927	557,779
PolarityTE, Inc.(a)(b)	9,261	176,885
Turtle Beach Corp.(a)	5,935	118,344

		1,560,482
Electronics — 0.4%
Agilysys, Inc.(a)(b)	13,653	222,544
Control4 Corp.(a)	23,282	799,271
Daktronics, Inc.	33,681	264,059
II-VI, Inc.(a)(b)	52,692	2,492,332
Integer Holdings Corp.(a)	26,595	2,206,055
iRobot Corp.(a)(b)	22,857	2,512,441
Iteris, Inc.(a)	20,246	108,924
nLight, Inc.(a)	7,273	161,533

		8,767,159
Energy Equipment — 0.3%
Enphase Energy, Inc.(a)(b)	77,099	373,930
FuelCell Energy, Inc.(a)(b)	58,807	62,924
Matador Resources Co.(a)(b)	89,926	2,972,054
SunPower Corp.(a)(b)	52,954	386,564
Sunrun, Inc.(a)	85,935	1,069,032
TPI Composites, Inc.(a)(b)	12,595	359,587

		5,224,091
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(a)	57,472	169,542

Engineering & Contracting Services — 0.8%
Argan, Inc.	11,982	515,226
Dycom Industries, Inc.(a)(b)	25,814	2,183,865
Engility Holdings, Inc.(a)	15,164	545,752
Exponent, Inc.	44,338	2,376,517
HC2 Holdings, Inc.(a)(b)	32,369	198,098
IES Holdings, Inc.(a)(b)	7,193	140,264
KBR, Inc.	120,883	2,554,258
MasTec, Inc.(a)	55,563	2,480,888
Mistras Group, Inc.(a)	13,778	298,569
MYR Group, Inc.(a)	13,510	440,966
Tetra Tech, Inc.	47,347	3,233,800
VSE Corp.	8,062	267,094
Willdan Group, Inc.(a)(b)	6,041	205,152

		15,440,449
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A	43,626	894,333
Empire Resorts, Inc.(a)(b)	3,280	30,504
Golden Entertainment, Inc.(a)	17,143	411,603
IMAX Corp.(a)	45,911	1,184,504

11

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Entertainment (continued)
LiveXLive Media, Inc.(a)	13,278	$52,050
Pinnacle Entertainment, Inc.(a)	50,356	1,696,493
Reading International, Inc., Class A(a)(b)	16,271	257,082
World Wrestling Entertainment, Inc., Class A(b)	36,645	3,544,671

		8,071,240
Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	56,704	1,828,704
BrightView Holdings, Inc.(a)	20,881	335,140
Brink’s Co.	43,082	3,004,970
Healthcare Services Group, Inc.	63,418	2,576,039
MSA Safety, Inc.	29,334	3,122,311
SP Plus Corp.(a)	19,884	725,766
UniFirst Corp.(b)	13,125	2,279,156

		13,872,086
Fertilizers — 0.0%
Intrepid Potash, Inc.(a)	76,600	274,994

Financial Data & Systems — 0.4%
Cardtronics PLC, Class A(a)	34,245	1,083,512
Cass Information Systems, Inc.	10,437	679,658
Donnelley Financial Solutions, Inc.(a)	27,460	492,083
Everi Holdings, Inc.(a)	56,942	522,158
EVERTEC, Inc.	53,087	1,279,397
Evo Payments, Inc., Class A(a)(b)	13,698	327,382
Green Dot Corp., Class A(a)(b)	41,352	3,672,885
I3 Verticals, Inc., Class A(a)	6,593	151,507
Value Line, Inc.	367	9,138

		8,217,720
Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	6,789	114,666

Foods — 0.9%
B&G Foods, Inc.(b)	55,929	1,535,251
Chefs’ Warehouse, Inc.(a)(b)	19,184	697,338
Dean Foods Co.	79,263	562,767
Freshpet, Inc.(a)	23,055	846,119
Hostess Brands, Inc.(a)(b)	84,197	932,061
J&J Snack Foods Corp.	12,694	1,915,398
John B Sanfilippo & Son, Inc.	7,108	507,369
Lancaster Colony Corp.	16,223	2,420,634
Medifast, Inc.	10,020	2,219,931
Natural Health Trends Corp.(b)	6,330	147,362
Nature’s Sunshine Products, Inc.(a)	7,892	69,055
Performance Food Group Co.(a)	87,147	2,901,995
Seneca Foods Corp., Class A(a)	5,912	199,234
The Simply Good Foods Co.(a)	51,796	1,007,432
SpartanNash Co.	30,629	614,418
Tootsie Roll Industries, Inc.(b)	12,964	379,197

Security	Shares	Value
Foods (continued)
United Natural Foods, Inc.(a)	43,104	$1,290,965

		18,246,526
Forest Products — 0.2%
Boise Cascade Co.	33,393	1,228,863
Universal Forest Products, Inc.	51,328	1,813,418

		3,042,281
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	40,945	2,331,408
Ennis, Inc.	22,021	450,330
InnerWorkings, Inc.(a)(b)	34,786	275,505
LSC Communications, Inc.	27,207	300,909
Multi-Color Corp.	12,154	756,587
Quad/Graphics, Inc.	27,087	564,493
RR Donnelley & Sons Co.	62,383	336,868

		5,016,100
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	11,311	893,343

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	14,082	303,467
Hillenbrand, Inc.	53,709	2,808,981
Matthews International Corp., Class A	26,780	1,343,017

		4,455,465
Gas Pipeline — 0.1%
NextDecade Corp.(a)	5,604	31,663
SemGroup Corp., Class A	69,023	1,521,957

		1,553,620
Glass — 0.0%
Apogee Enterprises, Inc.	23,674	978,210

Gold — 0.1%
Coeur Mining, Inc.(a)	159,162	848,333
Gold Resource Corp.	39,220	201,591

		1,049,924
Health Care Equipment & Supplies — 0.2%
Inogen, Inc.(a)	15,110	3,688,653
Nuvectra Corp.(a)	12,821	281,806

		3,970,459
Health Care Facilities — 0.6%
AAC Holdings, Inc.(a)	8,566	65,359
Apollo Medical Holdings, Inc.(a)(b)	3,104	68,505
Brookdale Senior Living, Inc.(a)	160,442	1,577,145
Capital Senior Living Corp.(a)	18,764	177,132
Ensign Group, Inc.	42,172	1,599,162
Genesis Healthcare, Inc.(a)(b)	44,122	59,565
LifePoint Health, Inc.(a)	30,395	1,957,438
National Healthcare Corp.	10,531	793,721
Select Medical Holdings Corp.(a)	92,895	1,709,268

12

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Facilities (continued)
Tenet Healthcare Corp.(a)(b)	71,686	$2,040,184
U.S. Physical Therapy, Inc.	10,723	1,271,748

		11,319,227
Health Care Management Services — 0.1%
BioScrip, Inc.(a)(b)	113,836	352,892
Computer Programs & Systems, Inc.	8,561	229,863
Magellan Health, Inc.(a)	20,968	1,510,744
Triple-S Management Corp., Class B(a)	18,302	345,725

		2,439,224
Health Care Services — 2.3%
Accelerate Diagnostics, Inc.(a)(b)	22,596	518,578
Addus HomeCare Corp.(a)	8,108	568,776
Allscripts Healthcare Solutions, Inc.(a)	148,999	2,123,236
Amedisys, Inc.(a)	22,927	2,864,958
AMN Healthcare Services, Inc.(a)(b)	40,248	2,201,566
Cara Therapeutics, Inc.(a)(b)	27,845	666,888
Care.com, Inc.(a)	17,314	382,812
Civitas Solutions, Inc.(a)	12,791	188,667
CorVel Corp.(a)	7,921	477,240
Cross Country Healthcare, Inc.(a)	29,613	258,521
Flexion Therapeutics, Inc.(a)(b)	29,544	552,768
Globus Medical, Inc., Class A(a)	62,325	3,537,567
HealthEquity, Inc.(a)	46,409	4,381,474
HMS Holdings Corp.(a)	70,877	2,325,474
LHC Group, Inc.(a)	25,245	2,599,983
Medidata Solutions, Inc.(a)	49,558	3,633,097
MiMedx Group, Inc.(a)(b)	84,492	522,161
NantHealth, Inc.(a)	17,115	26,871
NeoGenomics, Inc.(a)	54,281	833,213
NextGen Healthcare, Inc.(a)(b)	45,575	915,146
Omnicell, Inc.(a)	33,012	2,373,563
Phibro Animal Health Corp., Class A	17,261	740,497
R1 RCM, Inc.(a)(b)	88,118	895,279
Ryman Hospitality Properties, Inc.	38,589	3,325,214
Surgery Partners, Inc.(a)	14,810	244,365
T2 Biosystems, Inc.(a)	27,351	203,765
Tabula Rasa HealthCare, Inc.(a)(b)	14,887	1,208,675
Teladoc, Inc.(a)(b)	57,400	4,956,490
Tetraphase Pharmaceuticals, Inc.(a)(b)	42,531	117,386
Tivity Health, Inc.(a)(b)	34,460	1,107,889

		44,752,119
Health Care: Miscellaneous — 0.1%
Medpace Holdings, Inc.(a)	18,587	1,113,547
Providence Service Corp.(a)	9,563	643,399

		1,756,946
Home Building — 0.7%
Beazer Homes USA, Inc.(a)	28,643	300,751
Century Communities, Inc.(a)	22,790	598,237
Hovnanian Enterprises, Inc., Class A(a)	100,055	160,088
Installed Building Products, Inc.(a)	18,927	738,153
KB Home	73,647	1,760,900

Security	Shares	Value
Home Building (continued)
LGI Homes, Inc.(a)(b)	15,740	$746,706
M/I Homes, Inc.(a)	23,208	555,367
MDC Holdings, Inc.	38,527	1,139,629
Meritage Homes Corp.(a)	33,821	1,349,458
New Home Co., Inc.(a)(b)	10,233	82,478
Taylor Morrison Home Corp., Class A(a)	97,024	1,750,313
Tile Shop Holdings, Inc.	34,619	247,526
TopBuild Corp.(a)	30,375	1,725,907
TRI Pointe Group, Inc.(a)(b)	129,352	1,603,965
William Lyon Homes, Class A(a)	26,119	415,031

		13,174,509
Hotel/Motel — 0.2%
Belmond Ltd., Class A(a)	76,875	1,402,968
Marcus Corp.	16,856	708,795
Red Lion Hotels Corp.(a)(b)	13,890	173,625
Red Rock Resorts, Inc., Class A	65,449	1,744,216

		4,029,604
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co.	4,656	102,153
National Presto Industries, Inc.	4,279	554,772

		656,925
Household Equipment & Products — 0.5%
Central Garden & Pet Co.(a)(b)	9,060	326,522
Central Garden & Pet Co., Class A(a)	34,571	1,145,683
Helen of Troy Ltd.(a)	22,742	2,976,928
Novocure Ltd.(a)	62,547	3,277,463
Tupperware Brands Corp.	42,962	1,437,079

		9,163,675
Household Furnishings — 0.4%
American Woodmark Corp.(a)	12,142	952,540
Bassett Furniture Industries, Inc.	10,516	223,465
Ethan Allen Interiors, Inc.	20,210	419,358
Flexsteel Industries, Inc.	5,973	177,637
Hooker Furniture Corp.	10,188	344,354
Kirkland’s, Inc.(a)	11,776	118,820
La-Z-Boy, Inc.	40,464	1,278,662
Lifetime Brands, Inc.	8,130	88,617
The Lovesac Co.(a)	3,081	76,963
Purple Innovation, Inc.(a)(b)	4,086	23,699
RH(a)	16,510	2,162,975
Sleep Number Corp.(a)	29,601	1,088,725

		6,955,815
Insurance: Life — 0.8%
American Equity Investment Life Holding Co.	76,308	2,698,251
Citizens, Inc.(a)(b)	49,653	417,085
CNO Financial Group, Inc.	147,547	3,130,947
FBL Financial Group, Inc., Class A	10,348	778,687
FGL Holdings(a)	129,534	1,159,329

13

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance: Life (continued)
Health Insurance Innovations, Inc., Class A(a)	11,092	$683,822
Independence Holding Co.	4,912	176,341
National Western Life Group, Inc., Class A	2,467	787,466
Primerica, Inc.	29,402	3,544,411
Third Point Reinsurance Ltd.(a)	69,602	904,826
Trupanion, Inc.(a)	20,998	750,259

		15,031,424
Insurance: Multi-Line — 0.3%
Crawford & Co., Class B	11,672	107,499
eHealth, Inc.(a)	16,574	468,381
Goosehead Insurance, Inc., Class A(a)	9,399	318,344
Horace Mann Educators Corp.	35,052	1,573,835
James River Group Holdings Ltd.	22,097	941,774
Kemper Corp.	39,325	3,163,696
Maiden Holdings Ltd.	44,290	126,227
PICO Holdings, Inc.(a)	10,254	128,688

		6,828,444
Insurance: Property-Casualty — 2.0%
AMERISAFE, Inc.	12,600	780,570
AmTrust Financial Services, Inc.	95,300	1,383,756
Argo Group International Holdings Ltd.	29,043	1,831,161
Donegal Group, Inc., Class A	9,440	134,142
EMC Insurance Group, Inc.	8,144	201,320
Employers Holdings, Inc.	25,084	1,136,305
Enstar Group Ltd.(a)	10,812	2,254,302
Essent Group Ltd.(a)	82,298	3,641,686
FedNat Holding Co.	10,367	264,151
Genworth Financial, Inc., Class A(a)	437,107	1,822,736
Global Indemnity Ltd.	6,951	262,053
Greenlight Capital Re Ltd., Class A(a)	29,315	363,506
Hallmark Financial Services, Inc.(a)	12,673	139,403
HCI Group, Inc.	7,070	309,313
Heritage Insurance Holdings, Inc.	19,529	289,420
Hilltop Holdings, Inc.	64,863	1,308,287
Investors Title Co.	1,377	231,198
Kingstone Cos., Inc.	7,598	144,362
Kinsale Capital Group, Inc.	17,385	1,110,206
National General Holdings Corp.	54,890	1,473,248
Navigators Group, Inc.	18,093	1,250,226
NI Holdings, Inc.(a)	12,360	208,513
NMI Holdings, Inc., Class A(a)	53,681	1,215,875
ProAssurance Corp.	45,226	2,123,361
Protective Insurance Corp., Class B	9,102	208,891
Radian Group, Inc.	185,169	3,827,443
RLI Corp.	33,412	2,625,515
Safety Insurance Group, Inc.	13,284	1,190,246
Selective Insurance Group, Inc.	49,445	3,139,757
State Auto Financial Corp.	15,331	468,209
Stewart Information Services Corp.	19,176	863,112

Security	Shares	Value
Insurance: Property-Casualty (continued)
United Fire Group, Inc.	8,569	$435,048
United Insurance Holdings Corp.	19,470	435,739
Universal Insurance Holdings, Inc.	27,691	1,344,398
WMIH Corp.(a)	293,181	407,522

		38,824,980
International Trade & Diversified Logistic — 0.0%
CryoPort, Inc.(a)	22,236	284,843
Radiant Logistics, Inc.(a)	28,176	166,520
Vectrus, Inc.(a)	9,127	284,671

		736,034
Internet Software & Services — 0.2%
Amber Road, Inc.(a)	18,985	182,636
ChannelAdvisor Corp.(a)	23,716	295,264
eGain Corp.(a)	19,729	159,805
Gogo, Inc.(a)(b)	43,608	226,325
Quotient Technology, Inc.(a)(b)	68,592	1,063,176
TrueCar, Inc.(a)	78,717	1,109,910

		3,037,116
Leisure Time — 1.3%
Acushnet Holdings Corp.	30,335	832,089
American Outdoor Brands Corp.(a)(b)	46,070	715,467
Bluegreen Vacations Corp.(b)	6,435	115,122
Callaway Golf Co.	80,142	1,946,649
Churchill Downs, Inc.	10,032	2,785,886
Clarus Corp.	16,267	179,750
Drive Shack, Inc.(a)	51,575	307,387
Escalade, Inc.	7,421	95,360
International Speedway Corp., Class A	20,743	908,543
Johnson Outdoors, Inc., Class A	4,250	395,208
Liberty Expedia Holdings, Inc., Class A(a)	46,488	2,186,796
Liberty TripAdvisor Holdings, Inc., Series A(a)	62,330	925,601
Lindblad Expeditions Holdings, Inc.(a)	19,520	290,262
Marriott Vacations Worldwide Corp.	33,355	3,727,421
Nautilus, Inc.(a)	24,641	343,742
Planet Fitness, Inc., Class A(a)	76,265	4,120,598
RCI Hospitality Holdings, Inc.	6,946	205,671
SeaWorld Entertainment, Inc.(a)	47,004	1,477,336
Speedway Motorsports, Inc.	9,668	172,574
Sturm Ruger & Co., Inc.	14,233	982,789
Town Sports International Holdings, Inc.(a)	10,780	93,247
Travelport Worldwide Ltd.	108,152	1,824,524

14

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Leisure Time (continued)
Vista Outdoor, Inc.(a)(b)	48,822	$873,426

		25,505,448
Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd.(a)	14,893	744,650

Luxury Items — 0.2%
Movado Group, Inc.	13,070	547,633
Signet Jewelers Ltd.	50,524	3,331,047

		3,878,680
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	8,022	734,896
Lindsay Corp.	9,270	929,225
Titan International, Inc.	41,424	307,366
Titan Machinery, Inc.(a)	17,747	274,812

		2,246,299
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	19,656	990,859
Douglas Dynamics, Inc.	19,102	838,578
The Manitowoc Co., Inc.(a)(b)	30,821	739,396
NACCO Industries, Inc., Class A	3,251	106,470

		2,675,303
Machinery: Engines — 0.0%
Briggs & Stratton Corp.	36,700	705,741

Machinery: Industrial — 1.7%
Actuant Corp., Class A	52,542	1,465,922
Altra Industrial Motion Corp.(b)	51,311	2,119,144
Applied Industrial Technologies, Inc.	32,566	2,548,289
Chart Industries, Inc.(a)	26,314	2,061,176
Columbus McKinnon Corp.	19,258	761,461
DXP Enterprises, Inc.(a)	13,294	532,691
EnPro Industries, Inc.	17,863	1,302,749
EnviroStar, Inc.(b)	3,976	154,865
Gencor Industries, Inc.(a)	6,738	81,193
Graham Corp.	7,569	213,219
Hyster-Yale Materials Handling, Inc.	8,521	524,297
John Bean Technologies Corp.	26,784	3,195,331
Kadant, Inc.	9,413	1,015,192
Kennametal, Inc.	69,952	3,047,109
Manitex International, Inc.(a)	12,025	126,623
Milacron Holdings Corp.(a)	59,682	1,208,561
MTS Systems Corp.	15,310	838,223
Omega Flex, Inc.	2,528	179,892
Proto Labs, Inc.(a)	23,166	3,747,100
SPX Corp.(a)	37,748	1,257,386
SPX FLOW, Inc.(a)	36,372	1,891,344
Tennant Co.	15,342	1,165,225
Twin Disc, Inc.(a)	6,345	146,189

Security	Shares	Value
Machinery: Industrial (continued)
Woodward, Inc.	46,000	$3,719,560

		33,302,741
Machinery: Specialty — 0.1%
Albany International Corp., Class A	24,587	1,954,667
Hurco Cos., Inc.	4,843	218,419

		2,173,086
Manufactured Housing — 0.1%
Cavco Industries, Inc.(a)	7,376	1,866,128
Skyline Champion Corp.	24,675	704,965

		2,571,093
Medical & Dental Instruments & Supplies — 2.3%
American Renal Associates Holdings, Inc.(a)	13,004	281,537
AngioDynamics, Inc.(a)	32,058	696,941
Anika Therapeutics, Inc.(a)(b)	11,763	496,163
Antares Pharma, Inc.(a)(b)	127,762	429,280
AtriCure, Inc.(a)	28,999	1,015,835
Atrion Corp.	1,214	843,487
Avanos Medical, Inc.(a)	40,164	2,751,234
AxoGen, Inc.(a)	29,542	1,088,623
Cardiovascular Systems, Inc.(a)	27,969	1,094,707
Cerus Corp.(a)	112,760	813,000
Community Health Systems, Inc.(a)(b)	70,407	243,608
CONMED Corp.	21,630	1,713,529
CryoLife, Inc.(a)	30,593	1,076,874
Cutera, Inc.(a)	11,252	366,253
Endologix, Inc.(a)(b)	67,865	129,622
Intersect ENT, Inc.(a)	25,450	731,688
Invacare Corp.	28,717	417,832
K2M Group Holdings, Inc.(a)	35,371	968,104
LeMaitre Vascular, Inc.	13,983	541,701
LivaNova PLC(a)	41,686	5,167,813
Meridian Bioscience, Inc.	35,617	530,693
Merit Medical Systems, Inc.(a)	45,594	2,801,751
NanoString Technologies, Inc.(a)(b)	19,654	350,431
Neogen Corp.(a)	43,133	3,085,304
NuVasive, Inc.(a)(b)	43,994	3,122,694
Ocular Therapeutix, Inc.(a)(b)	25,998	178,866
OraSure Technologies, Inc.(a)(b)	51,668	798,271
Orthofix Medical, Inc.(a)	15,136	875,012
OrthoPediatrics Corp.(a)(b)	6,261	229,403
Owens & Minor, Inc.	52,828	872,719
Patterson Cos., Inc.	70,142	1,714,972
Quidel Corp.(a)	29,343	1,912,283
Quorum Health Corp.(a)(b)	20,944	122,732
SeaSpine Holdings Corp.(a)	9,433	146,777
Senseonics Holdings, Inc.(a)(b)	72,706	346,808
Sientra, Inc.(a)	19,876	474,639
STAAR Surgical Co.(a)	37,625	1,806,000
Surmodics, Inc.(a)	11,104	828,914
TransEnterix, Inc.(a)(b)	133,493	774,259

15

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Medical & Dental Instruments & Supplies (continued)
Utah Medical Products, Inc.	2,882	$271,484
ViewRay, Inc.(a)	47,496	444,563
Wright Medical Group NV(a)	106,422	3,088,366

		45,644,772
Medical Equipment — 1.1%
Accuray, Inc.(a)	65,121	293,045
CareDx, Inc.(a)	29,010	836,939
ElectroCore LLC(a)	4,819	67,466
Fluidigm Corp.(a)(b)	25,722	192,658
FONAR Corp.(a)	4,220	105,078
Glaukos Corp.(a)	28,240	1,832,776
Haemonetics Corp.(a)	44,566	5,106,372
Helius Medical Technologies, Inc.(a)(b)	13,791	135,014
Inspire Medical Systems, Inc.(a)(b)	6,785	285,513
IntriCon Corp.(a)	6,188	347,766
iRadimed Corp.(a)	3,101	115,202
iRhythm Technologies, Inc.(a)	20,358	1,927,088
Lantheus Holdings, Inc.(a)	31,851	476,172
Luminex Corp.	35,610	1,079,339
Natus Medical, Inc.(a)	27,650	985,722
Neuronetics, Inc.(a)	5,347	171,425
Nevro Corp.(a)	24,862	1,417,134
NxStage Medical, Inc.(a)	56,607	1,578,769
Oxford Immunotec Global PLC(a)	22,884	371,407
Quanterix Corp.(a)	7,067	151,375
Tactile Systems Technology, Inc.(a)(b)	15,085	1,071,789
Tandem Diabetes Care, Inc.(a)	43,634	1,869,281
Varex Imaging Corp.(a)	33,802	968,765

		21,386,095
Metal Fabricating — 0.8%
Advanced Drainage Systems, Inc.	31,089	960,650
DMC Global, Inc.	11,797	481,318
Eastern Co.	4,980	141,432
Global Brass & Copper Holdings, Inc.	18,300	675,270
Haynes International, Inc.	10,549	374,489
Lawson Products, Inc.(a)	4,821	163,432
LB Foster Co., Class A(a)	7,496	154,043
MRC Global, Inc.(a)	72,784	1,366,156
Mueller Industries, Inc.	48,571	1,407,588
Mueller Water Products, Inc., Series A	132,405	1,523,981
NN, Inc.	24,435	381,186
Northwest Pipe Co.(a)(b)	7,606	150,218
RBC Bearings, Inc.(a)	20,449	3,074,712
Rexnord Corp.(a)(b)	89,584	2,759,187
Worthington Industries, Inc.	36,050	1,563,128

		15,176,790
Metals & Minerals: Diversified — 0.7%
Cleveland-Cliffs, Inc.(a)(b)	255,160	3,230,326
Commercial Metals Co.	99,676	2,045,352
Compass Minerals International, Inc.	29,371	1,973,731

Security	Shares	Value
Metals & Minerals: Diversified (continued)
Energy Fuels, Inc.(a)	73,673	$241,647
Ferroglobe PLC(c)	23,038	—
Hecla Mining Co.	392,380	1,094,740
Materion Corp.	17,415	1,053,607
Minerals Technologies, Inc.	30,417	2,056,189
Oil-Dri Corp. of America	4,094	157,865
Ring Energy, Inc.(a)	49,626	491,794
SunCoke Energy, Inc.(a)	56,357	654,868
U.S. Silica Holdings, Inc.	67,131	1,264,077
United States Lime & Minerals, Inc.	1,389	109,662

		14,373,858
Office Supplies & Equipment — 0.5%
ACCO Brands Corp.	87,961	993,959
Eastman Kodak Co.(a)(b)	9,990	30,969
Electronics for Imaging, Inc.(a)(b)	38,072	1,297,494
Essendant, Inc.	31,932	409,368
Herman Miller, Inc.	50,867	1,953,293
HNI Corp.	37,158	1,643,870
Kimball International, Inc., Class B	31,236	523,203
Knoll, Inc.	41,202	966,187
Pitney Bowes, Inc.	163,418	1,156,999
Steelcase, Inc., Class A	72,731	1,345,524

		10,320,866
Offshore Drilling & Other Services — 0.2%
Diamond Offshore Drilling, Inc.(a)(b)	56,355	1,127,100
Noble Corp. PLC(a)	213,043	1,497,693
Ocean Rig UDW, Inc., Class A(a)	46,676	1,615,923
SEACOR Marine Holdings, Inc.(a)	15,275	345,673

		4,586,389
Oil Well Equipment & Services — 1.3%
Basic Energy Services, Inc.(a)	14,271	142,567
C&J Energy Services, Inc.(a)	55,893	1,162,574
Cactus, Inc., Class A(a)	32,812	1,256,043
Covia Holdings Corp.(a)(b)	25,872	232,072
Dawson Geophysical Co.(a)	18,362	113,661
Dril-Quip, Inc.(a)	31,958	1,669,805
Flotek Industries, Inc.(a)	39,078	93,787
Forum Energy Technologies, Inc.(a)	70,875	733,556
Frank’s International NV(a)	62,496	542,465
FTS International, Inc.(a)	27,395	322,987
Helix Energy Solutions Group, Inc.(a)	120,828	1,193,781
Independence Contract Drilling, Inc.(a)	37,303	184,277
ION Geophysical Corp.(a)	8,753	136,109
Keane Group, Inc.(a)	45,661	564,827
Key Energy Services, Inc.(a)	7,402	84,679
KLX Energy Services Holdings, Inc.(a)	17,638	564,592
Liberty Oilfield Services, Inc., Class A(b)	37,687	812,909
Mammoth Energy Services, Inc.	10,691	311,108
Matrix Service Co.(a)	22,878	563,943

16

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil Well Equipment & Services (continued)
McDermott International, Inc.(a)(b)	153,020	$2,820,159
Natural Gas Services Group, Inc.(a)(b)	10,253	216,338
NCS Multistage Holdings, Inc.(a)(b)	8,526	140,764
Newpark Resources, Inc.(a)	76,756	794,425
Nine Energy Service, Inc.(a)	12,494	382,066
Oceaneering International, Inc.(a)	84,348	2,328,005
Oil States International, Inc.(a)	51,554	1,711,593
Profire Energy, Inc.(a)	17,327	55,273
ProPetro Holding Corp.(a)	61,008	1,006,022
Quintana Energy Services, Inc.(a)	6,370	46,756
RigNet, Inc.(a)(b)	12,136	246,968
Rowan Cos. PLC, Class A(a)	108,694	2,046,708
SEACOR Holdings, Inc.(a)	14,643	723,511
Select Energy Services, Inc., Class A(a)(b)	37,449	443,396
Smart Sand, Inc.(a)(b)	18,431	75,751
Solaris Oilfield Infrastructure, Inc., Class A(a)	23,233	438,871
Superior Energy Services, Inc.(a)	133,221	1,297,573
TETRA Technologies, Inc.(a)	106,904	482,137

		25,942,058
Oil, Gas & Consumable Fuels — 0.2%
Archrock, Inc.	107,806	1,315,233
Ardmore Shipping Corp.(a)	25,295	164,418
CARBO Ceramics, Inc.(a)	14,009	101,565
DHT Holdings, Inc.	82,844	389,367
Dorian LPG Ltd.(a)	27,950	222,761
Exterran Corp.(a)	28,526	756,795
Frontline Ltd.(a)(b)	67,723	393,471
Plug Power, Inc.(a)(b)	186,637	358,343

		3,701,953
Oil: Crude Producers — 1.9%
Abraxas Petroleum Corp.(a)	146,015	340,215
Approach Resources, Inc.(a)(b)	40,705	90,772
Berry Petroleum Corp.	11,374	200,410
Bonanza Creek Energy, Inc.(a)	15,607	464,777
California Resources Corp.(a)	38,647	1,875,539
Callon Petroleum Co.(a)(b)	193,333	2,318,063
Carrizo Oil & Gas, Inc.(a)	74,697	1,882,364
CVR Energy, Inc.	13,745	552,824
Denbury Resources, Inc.(a)	387,858	2,404,720
Earthstone Energy, Inc., Class A(a)	12,857	120,599
Eclipse Resources Corp.(a)	70,384	83,757
Energy XXI Gulf Coast, Inc.(a)(b)	26,570	222,125
Evolution Petroleum Corp.	21,666	239,409
Goodrich Petroleum Corp.(a)	6,161	86,500
Gulfport Energy Corp.(a)	150,317	1,564,800
Halcon Resources Corp.(a)	115,751	517,407
HighPoint Resources Corp.(a)(b)	90,075	439,566
Isramco, Inc.(a)	766	93,490
Jagged Peak Energy, Inc.(a)(b)	56,076	775,531
Laredo Petroleum, Inc.(a)(b)	131,492	1,074,290

Security	Shares	Value
Oil: Crude Producers (continued)
Lilis Energy, Inc.(a)	32,883	$161,127
Midstates Petroleum Co., Inc.(a)(b)	10,870	96,852
Northern Oil and Gas, Inc.(a)(b)	165,831	663,324
Oasis Petroleum, Inc.(a)	230,371	3,266,661
ONE Gas, Inc.	44,579	3,667,960
Overseas Shipholding Group, Inc., Class A(a)(b)	42,309	133,273
Panhandle Oil and Gas, Inc., Class A	11,965	220,754
PDC Energy, Inc.(a)	56,298	2,756,350
Penn Virginia Corp.(a)	10,684	860,489
Resolute Energy Corp.(a)(b)	17,725	670,182
Rosehill Resources, Inc.(a)(b)	2,024	12,346
Sanchez Energy Corp.(a)(b)	54,944	126,371
SandRidge Energy, Inc.(a)(b)	24,701	268,500
SilverBow Resources, Inc.(a)	6,026	160,713
Southwestern Energy Co.(a)(b)	504,304	2,576,994
SRC Energy, Inc.(a)(b)	207,993	1,849,058
Talos Energy, Inc.(a)(b)	17,826	585,049
Tellurian, Inc.(a)(b)	71,339	639,911
Ultra Petroleum Corp.(a)	136,749	153,159
Unit Corp.(a)	44,072	1,148,516
W&T Offshore, Inc.(a)	82,557	795,850
WildHorse Resource Development Corp.(a)	23,845	563,696
Zion Oil & Gas, Inc.(a)(b)	39,039	49,970

		36,774,263
Oil: Integrated — 0.0%
Alta Mesa Resources, Inc.(a)(b)	85,392	356,939

Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,785	75,791
Clean Energy Fuels Corp.(a)(b)	110,381	286,991
Delek US Holdings, Inc.	72,667	3,083,261
Par Pacific Holdings, Inc.(a)	27,053	551,881
Renewable Energy Group, Inc.(a)	32,098	924,422
Trecora Resources(a)(b)	15,285	213,990
World Fuel Services Corp.	57,490	1,591,323

		6,727,659
Paints & Coatings — 0.3%
Chase Corp.	6,329	760,429
Ferro Corp.(a)	72,218	1,676,902
HB Fuller Co.	43,214	2,232,867
Kronos Worldwide, Inc.	20,867	339,089

		5,009,287
Paper — 0.3%
Clearwater Paper Corp.(a)	14,323	425,393
KapStone Paper and Packaging Corp.	74,989	2,542,877
Neenah, Inc.	14,207	1,226,064
PH Glatfelter Co.	37,390	714,523
Schweitzer-Mauduit International, Inc.	26,231	1,004,910

17

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Paper (continued)
Verso Corp., Class A(a)	29,837	$1,004,612

		6,918,379
Personal Care — 0.3%
Edgewell Personal Care Co.(a)	46,295	2,140,218
USANA Health Sciences, Inc.(a)	10,812	1,303,387
WD-40 Co.	11,745	2,021,314

		5,464,919
Pharmaceuticals — 2.9%
Abeona Therapeutics, Inc.(a)	27,800	355,840
ACADIA Pharmaceuticals, Inc.(a)	84,868	1,761,860
Achaogen, Inc.(a)(b)	23,368	93,238
Achillion Pharmaceuticals, Inc.(a)	118,589	436,407
Aclaris Therapeutics, Inc.(a)(b)	22,609	328,283
Adamas Pharmaceuticals, Inc.(a)	18,705	374,474
Aerie Pharmaceuticals, Inc.(a)	30,431	1,873,028
Akorn, Inc.(a)	80,116	1,039,906
Amneal Pharmaceuticals, Inc.(a)	74,182	1,646,099
Amphastar Pharmaceuticals, Inc.(a)	31,017	596,767
Ampio Pharmaceuticals, Inc.(a)(b)	57,766	29,345
Aquestive Therapeutics, Inc.(a)	4,407	77,167
Aratana Therapeutics, Inc.(a)(b)	35,640	208,138
Arrowhead Pharmaceuticals, Inc.(a)	74,521	1,428,568
Assertio Therapeutics, Inc.(a)(b)	51,131	300,650
Biospecifics Technologies Corp.(a)(b)	5,226	305,669
Cambrex Corp.(a)	28,116	1,923,134
Chimerix, Inc.(a)	39,237	152,632
ChromaDex Corp.(a)(b)	32,485	139,361
Concert Pharmaceuticals, Inc.(a)	17,049	253,007
Corcept Therapeutics, Inc.(a)(b)	83,665	1,172,983
Corvus Pharmaceuticals, Inc.(a)	11,663	100,069
Dicerna Pharmaceuticals, Inc.(a)	37,538	572,830
Durect Corp.(a)	117,140	128,854
Eagle Pharmaceuticals, Inc.(a)(b)	9,157	634,855
Eloxx Pharmaceuticals, Inc.(a)(b)	19,320	329,213
Enanta Pharmaceuticals, Inc.(a)	14,488	1,238,144
Endo International PLC(a)	191,746	3,227,085
Endocyte, Inc.(a)	55,655	988,433
Esperion Therapeutics, Inc.(a)(b)	19,576	868,587
Evolus, Inc.(a)(b)	7,767	144,621
Heska Corp.(a)	5,789	655,952
Horizon Pharma PLC(a)	141,224	2,765,166
Idera Pharmaceuticals, Inc.(a)	14,084	125,488
Immune Design Corp.(a)	27,958	96,455
Innoviva, Inc.(a)	59,910	913,028
Intra-Cellular Therapies, Inc.(a)	38,406	833,410
Ironwood Pharmaceuticals, Inc.(a)	119,423	2,204,549
La Jolla Pharmaceutical Co.(a)(b)	18,502	372,445
Lannett Co., Inc.(a)(b)	32,038	152,180
Liquidia Technologies, Inc.(a)(b)	4,090	112,189
Mallinckrodt PLC(a)	70,189	2,057,240
Medicines Co.(a)(b)	59,104	1,767,801

Security	Shares	Value
Pharmaceuticals (continued)
Melinta Therapeutics, Inc.(a)(b)	29,344	$115,909
MyoKardia, Inc.(a)(b)	29,085	1,896,342
Optinose, Inc.(a)(b)	16,353	203,268
Pacira Pharmaceuticals, Inc.(a)	34,146	1,678,276
Paratek Pharmaceuticals, Inc.(a)(b)	25,555	247,883
PetIQ, Inc.(a)(b)	9,244	363,382
Portola Pharmaceuticals, Inc.(a)(b)	55,706	1,483,451
Prestige Consumer Healthcare, Inc.(a)(b)	44,528	1,687,166
Radius Health, Inc.(a)	35,092	624,638
Reata Pharmaceuticals, Inc., Class A(a)	15,996	1,307,833
Revance Therapeutics, Inc.(a)	28,625	711,331
scPharmaceuticals, Inc.(a)	3,949	23,181
SIGA Technologies, Inc.(a)	46,160	318,042
Spectrum Pharmaceuticals, Inc.(a)	87,247	1,465,750
Supernus Pharmaceuticals, Inc.(a)	41,755	2,102,364
Syndax Pharmaceuticals, Inc.(a)	11,152	90,108
Teligent, Inc.(a)(b)	33,450	132,127
TG Therapeutics, Inc.(a)	53,969	302,226
TherapeuticsMD, Inc.(a)(b)	156,006	1,023,399
Theravance Biopharma, Inc.(a)	37,042	1,210,162
Ultragenyx Pharmaceutical, Inc.(a)	40,251	3,072,761
Voyager Therapeutics, Inc.(a)	18,921	357,985
Zafgen, Inc.(a)	25,923	303,040
Zogenix, Inc.(a)(b)	35,327	1,752,219
Zomedica Pharmaceuticals Corp.(a)(b)	33,092	61,882

		57,319,875
Photography — 0.0%
GoPro, Inc., Class A(a)(b)	102,110	735,192

Plastics — 0.1%
Trinseo SA	36,898	2,889,113

Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc.(a)	33,765	1,743,962
Generac Holdings, Inc.(a)	51,885	2,926,833
Maxwell Technologies, Inc.(a)(b)	27,175	94,841
Powell Industries, Inc.	7,093	257,192
Vicor Corp.(a)	14,968	688,528

		5,711,356
Precious Metals & Minerals — 0.0%
Tahoe Resources, Inc.(a)	265,459	740,631

Printing & Copying Services — 0.2%
Casella Waste Systems, Inc., Class A(a)	34,782	1,080,329
Cimpress NV(a)(b)	18,891	2,580,699

		3,661,028
Producer Durables: Miscellaneous — 0.1%
Advanced Disposal Services, Inc.(a)	61,762	1,672,515

18

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Producer Durables: Miscellaneous (continued)
Park-Ohio Holdings Corp.	7,958	$305,189

		1,977,704
Production Technology Equipment — 0.6%
ACM Research, Inc., Class A(a)(b)	5,808	64,295
Axcelis Technologies, Inc.(a)	28,543	560,870
Brooks Automation, Inc.	59,166	2,072,585
Cohu, Inc.	24,464	614,046
Electro Scientific Industries, Inc.(a)	27,303	476,437
Entegris, Inc.	123,294	3,569,361
Ichor Holdings Ltd.(a)(b)	21,628	441,644
Nanometrics, Inc.(a)	19,603	735,505
Photronics, Inc.(a)	56,417	555,708
Rudolph Technologies, Inc.(a)	27,147	663,744
Ultra Clean Holdings, Inc.(a)(b)	33,248	417,262
Veeco Instruments, Inc.(a)	40,537	415,504
Xperi Corp.	42,800	635,580

		11,222,541
Publishing — 0.3%
Daily Journal Corp.(a)(b)	887	213,767
Eros International PLC(a)(b)	29,511	355,608
Meredith Corp.	33,802	1,725,592
New Media Investment Group, Inc.	51,241	803,971
New York Times Co., Class A	112,679	2,608,519
Scholastic Corp.	24,166	1,128,310

		6,835,767
Radio & TV Broadcasters — 0.8%
Beasley Broadcasting Group, Inc., Class A	4,314	29,767
Central European Media Enterprises Ltd., Class A(a)(b)	65,749	246,559
Entercom Communications Corp., Class A	109,775	867,222
Entravision Communications Corp., Class A	59,135	289,761
Gannett Co., Inc.	97,538	976,355
Gray Television, Inc.(a)	69,093	1,209,127
Liberty Media Corp.-Liberty Braves(a): Class A	7,567	206,428
Class C	30,843	840,472
MSG Networks, Inc., Class A(a)	51,122	1,318,948
Nexstar Media Group, Inc., Class A	38,362	3,122,667
Pandora Media, Inc.(a)	219,278	2,085,334
Saga Communications, Inc., Class A	2,754	99,557
Sinclair Broadcast Group, Inc., Class A	61,868	1,753,958
TEGNA, Inc.	185,172	2,214,657
TRONC, Inc.(a)	16,505	269,527

		15,530,339
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	6,902	318,182
FreightCar America, Inc.(a)	12,693	203,977

Security	Shares	Value
Railroad Equipment (continued)
Greenbrier Cos., Inc.	27,161	$1,632,376

		2,154,535
Real Estate — 0.4%
AV Homes, Inc.(a)	11,029	220,580
Consolidated-Tomoka Land Co.	3,018	187,961
Cushman & Wakefield PLC(a)	38,795	659,127
HFF, Inc., Class A	32,018	1,360,125
Kennedy-Wilson Holdings, Inc.	108,443	2,331,524
Newmark Group, Inc., Class A	21,336	238,750
Redfin Corp.(a)(b)	67,727	1,266,495
RMR Group, Inc., Class A	6,116	567,565
St. Joe Co.(a)(b)	30,794	517,339
Stratus Properties, Inc.(a)(b)	4,692	143,575
Tejon Ranch Co.(a)	17,697	384,202
Trinity Place Holdings, Inc.(a)	13,604	82,848

		7,960,091
Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	69,263	1,941,442
AG Mortgage Investment Trust, Inc.	25,739	467,935
Agree Realty Corp.	26,043	1,383,404
Alexander & Baldwin, Inc.	59,403	1,347,854
Alexander’s, Inc.	1,956	671,495
American Assets Trust, Inc.	34,192	1,275,020
Americold Realty Trust	73,796	1,846,376
Annaly Capital Management, Inc.	32,142	328,811
Anworth Mortgage Asset Corp.	83,928	388,587
Apollo Commercial Real Estate Finance, Inc.	105,762	1,995,729
Arbor Realty Trust, Inc.(b)	29,268	335,997
Ares Commercial Real Estate Corp.	23,772	332,095
Armada Hoffler Properties, Inc.	41,438	626,128
ARMOUR Residential REIT, Inc.(b)	35,664	800,657
Ashford Hospitality Trust, Inc.	70,524	450,648
Blackstone Mortgage Trust, Inc., Class A	96,527	3,234,620
Bluerock Residential Growth REIT, Inc.(b)	18,573	182,015
Braemar Hotels & Resorts, Inc.	27,283	321,121
BRT Apartments Corp.	7,289	87,760
Capstead Mortgage Corp.	75,060	593,725
CareTrust REIT, Inc.	57,772	1,023,142
Catchmark Timber Trust, Inc., Class A	42,583	486,724
CBL & Associates Properties, Inc.(b)	149,084	594,845
Cedar Realty Trust, Inc.	70,828	330,058
Chatham Lodging Trust	39,339	821,792
Cherry Hill Mortgage Investment Corp.	12,057	218,232
Chesapeake Lodging Trust	51,887	1,664,016
City Office REIT, Inc.	31,342	395,536
Clipper Realty, Inc.	12,270	166,013
Colony Credit Real Estate, Inc.	72,552	1,595,418
Community Healthcare Trust, Inc.	15,258	472,693
CoreCivic, Inc.	101,237	2,463,096

19

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust, Inc.(b)	11,352	$426,608
Cousins Properties, Inc.	358,225	3,184,620
DiamondRock Hospitality Co.	175,833	2,051,971
Dynex Capital, Inc.	39,386	251,283
Easterly Government Properties, Inc.	50,662	981,323
EastGroup Properties, Inc.	30,563	2,922,434
Essential Properties Realty Trust, Inc.	30,153	427,871
Exantas Capital Corp.	27,986	307,286
Farmland Partners, Inc.(b)	24,943	167,118
First Industrial Realty Trust, Inc.	108,315	3,401,091
Four Corners Property Trust, Inc.	58,141	1,493,642
Franklin Street Properties Corp.	91,582	731,740
Front Yard Residential Corp.	42,328	459,259
Geo Group, Inc.	103,450	2,602,802
Getty Realty Corp.	28,351	809,705
Gladstone Commercial Corp.	25,707	492,289
Gladstone Land Corp.	12,174	150,227
Global Medical REIT, Inc.	13,306	125,343
Global Net Lease, Inc.	61,672	1,285,861
Government Properties Income Trust(b)	64,054	723,170
Gramercy Property Trust	137,537	3,774,015
Granite Point Mortgage Trust, Inc.	37,766	728,128
Great Ajax Corp.	11,562	157,359
Healthcare Realty Trust, Inc.	105,639	3,090,997
Hersha Hospitality Trust(b)	30,673	695,357
Independence Realty Trust, Inc.	76,069	801,007
Industrial Logistics Properties Trust	18,640	428,906
InfraREIT, Inc.	38,208	808,099
Innovative Industrial Properties, Inc.(b)	6,071	292,865
Invesco Mortgage Capital, Inc.	97,807	1,547,307
Investors Real Estate Trust	102,164	610,941
iStar, Inc.(b)	57,049	637,237
Jernigan Capital, Inc.(b)	13,375	258,004
Kite Realty Group Trust	71,777	1,195,087
KKR Real Estate Finance Trust, Inc.	15,484	312,312
LaSalle Hotel Properties	94,598	3,272,145
Lexington Realty Trust	190,865	1,584,179
LTC Properties, Inc.(b)	34,179	1,507,636
Mack-Cali Realty Corp.	77,678	1,651,434
MedEquities Realty Trust, Inc.	22,096	214,773
Monmouth Real Estate Investment Corp.(b)	65,202	1,090,177
National Health Investors, Inc.	35,246	2,664,245
National Storage Affiliates Trust	48,495	1,233,713
New Senior Investment Group, Inc.	65,446	386,131
New York Mortgage Trust, Inc.	120,701	733,862
NexPoint Residential Trust, Inc.	14,490	481,068
NorthStar Realty Europe Corp.	39,148	554,336
One Liberty Properties, Inc.	13,064	362,918
Orchid Island Capital, Inc.	47,437	343,918
Pebblebrook Hotel Trust(b)	58,383	2,123,390
Pennsylvania Real Estate Investment Trust(b)	58,909	557,279

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust(f)	51,050	$1,033,252
Physicians Realty Trust(b)	156,854	2,644,558
Piedmont Office Realty Trust, Inc., Class A	113,332	2,145,375
PotlatchDeltic Corp.	52,819	2,162,938
Preferred Apartment Communities, Inc., Class A	34,457	605,754
PS Business Parks, Inc.	17,213	2,187,600
QTS Realty Trust, Inc., Class A	43,701	1,864,722
Ramco-Gershenson Properties Trust	68,568	932,525
Ready Capital Corp.	14,495	241,342
Redwood Trust, Inc.	71,388	1,159,341
Retail Opportunity Investments Corp.	96,329	1,798,462
Rexford Industrial Realty, Inc.	77,587	2,479,681
RLJ Lodging Trust	148,193	3,264,692
Sabra Health Care REIT, Inc.	153,084	3,539,302
Safety Income and Growth, Inc.	5,659	105,993
Saul Centers, Inc.	10,181	570,136
Select Income REIT	53,274	1,168,832
Seritage Growth Properties, Class A(b)	27,691	1,315,046
STAG Industrial, Inc.	90,685	2,493,837
Summit Hotel Properties, Inc.	88,488	1,197,243
Sunstone Hotel Investors, Inc.(b)	195,733	3,202,192
Tanger Factory Outlet Centers, Inc.(b)	78,161	1,788,324
Terreno Realty Corp.	48,378	1,823,851
Tier REIT, Inc.	43,802	1,055,628
TPG RE Finance Trust, Inc.	29,088	582,342
UMH Properties, Inc.	28,781	450,135
Universal Health Realty Income Trust	11,102	826,100
Urban Edge Properties	94,107	2,077,883
Urstadt Biddle Properties, Inc., Class A	25,381	540,361
Washington Prime Group, Inc.	161,451	1,178,592
Washington Real Estate Investment Trust	67,899	2,081,104
Western Asset Mortgage Capital Corp.	35,479	355,500
Whitestone REIT	33,880	470,254
Xenia Hotels & Resorts, Inc.(b)	96,975	2,298,307

		137,578,656
Real Estate Management & Development — 0.1%
American Realty Investors, Inc.(a)	2,126	35,972
BBX Capital Corp.	49,060	364,025
CorePoint Lodging, Inc.	35,762	695,571
Forestar Group, Inc.(a)	9,311	197,393
Maui Land & Pineapple Co., Inc.(a)(b)	5,852	74,905
Spirit MTA REIT	37,163	428,118

20

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Transcontinental Realty Investors, Inc.(a)	1,585	$50,546

		1,846,530
Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A(b)	27,592	588,262
LCI Industries	21,018	1,740,290
Malibu Boats, Inc., Class A(a)	17,442	954,426
Marine Products Corp.	5,991	137,134
MCBC Holdings, Inc.(a)	16,158	579,749
Winnebago Industries, Inc.	26,515	878,972

		4,878,833
Rental & Leasing Services: Consumer — 0.2%
Avis Budget Group, Inc.(a)	57,111	1,835,548
Hertz Global Holdings, Inc.(a)	47,706	779,039
Rent-A-Center, Inc.(a)	38,227	549,704

		3,164,291
Restaurants — 1.6%
Biglari Holdings, Inc.(a): Class A	77	70,994
Class B	771	139,821
BJ’s Restaurants, Inc.	17,693	1,277,435
Bloomin’ Brands, Inc.	71,736	1,419,655
Bojangles’, Inc.(a)	13,799	216,644
Brinker International, Inc.	37,683	1,760,927
Carrols Restaurant Group, Inc.(a)	31,174	455,140
Cheesecake Factory, Inc.	36,463	1,952,229
Cracker Barrel Old Country Store, Inc.(b)	16,620	2,445,301
Dave & Buster’s Entertainment, Inc.	34,065	2,255,784
Del Taco Restaurants, Inc.(a)	27,513	324,929
Denny’s Corp.(a)	54,451	801,519
Dine Brands Global, Inc.	14,340	1,165,985
El Pollo Loco Holdings, Inc.(a)(b)	16,885	211,907
Ellie Mae, Inc.(a)	29,327	2,779,320
Fiesta Restaurant Group, Inc.(a)	19,578	523,711
Habit Restaurants, Inc., Class A(a)	18,298	291,853
J Alexander’s Holdings, Inc.(a)	9,999	118,988
Jack in the Box, Inc.	23,432	1,964,305
Nathan’s Famous, Inc.	2,409	198,502
Noodles & Co.(a)(b)	9,575	115,857
Papa John’s International, Inc.	19,538	1,001,909
Potbelly Corp.(a)	20,331	250,071
Red Robin Gourmet Burgers, Inc.(a)(b)	10,998	441,570
Ruth’s Hospitality Group, Inc.	25,178	794,366
Shake Shack, Inc., Class A(a)(b)	21,375	1,346,839
Sonic Corp.	30,554	1,324,210
Texas Roadhouse, Inc.	58,252	4,036,281
Wingstop, Inc.	24,972	1,704,838

Security	Shares	Value
Restaurants (continued)
Zoe’s Kitchen, Inc.(a)	17,807	$226,505

		31,617,395
Scientific Instruments: Control & Filter — 0.5%
Arlo Technologies, Inc.(a)(b)	10,246	148,669
Brady Corp., Class A	40,275	1,762,031
CIRCOR International, Inc.	13,982	664,145
Energy Recovery, Inc.(a)(b)	31,149	278,784
ESCO Technologies, Inc.	21,751	1,480,156
Gorman-Rupp Co.	15,568	568,232
Napco Security Technologies, Inc.(a)	8,270	123,636
Sun Hydraulics Corp.	24,508	1,342,548
Thermon Group Holdings, Inc.(a)	29,165	751,874
Watts Water Technologies, Inc., Class A	23,819	1,976,977

		9,097,052
Scientific Instruments: Electrical — 0.4%
Allied Motion Technologies, Inc.	6,329	344,487
Atkore International Group, Inc.(a)	34,059	903,585
AZZ, Inc.	22,435	1,132,968
EnerSys	36,027	3,139,033
Franklin Electric Co., Inc.	39,825	1,881,731
Preformed Line Products Co.	2,424	170,359

		7,572,163
Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	24,512	1,297,910
FARO Technologies, Inc.(a)	14,433	928,764
Itron, Inc.(a)	28,960	1,859,232
Mesa Laboratories, Inc.	2,876	533,843
Vishay Precision Group, Inc.(a)	9,285	347,259

		4,967,008
Scientific Instruments: Pollution Control — 0.4%
CECO Environmental Corp.(a)	22,391	176,441
Covanta Holding Corp.	100,886	1,639,398
Darling Ingredients, Inc.(a)	139,735	2,699,680
Evoqua Water Technologies Corp.(a)(b)	65,257	1,160,269
Heritage-Crystal Clean, Inc.(a)	12,972	276,952
Team, Inc.(a)	25,449	572,603
U.S. Ecology, Inc.	18,875	1,392,031

		7,917,374
Securities Brokerage & Services — 0.1%
Gain Capital Holdings, Inc.	21,928	142,532
INTL. FCStone, Inc.(a)(b)	13,217	638,645
Investment Technology Group, Inc.	27,946	605,310
Ladenburg Thalmann Financial Services, Inc.	85,628	231,196
Siebert Financial Corp.(a)	7,313	107,136

		1,724,819
Semiconductors & Components — 1.6%
Acacia Communications, Inc.(a)	23,467	970,830
Adesto Technologies Corp.(a)(b)	20,939	124,587

21

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Components (continued)
Alpha & Omega Semiconductor Ltd.(a)	15,004	$174,497
Amkor Technology, Inc.(a)(b)	92,388	682,747
Aquantia Corp.(a)	17,173	219,643
AXT, Inc.(a)(b)	29,619	211,776
CEVA, Inc.(a)	19,571	562,666
Cirrus Logic, Inc.(a)	53,037	2,047,228
Cree, Inc.(a)	86,381	3,271,248
Diodes, Inc.(a)	34,462	1,147,240
FormFactor, Inc.(a)	63,046	866,883
Inphi Corp.(a)(b)	36,713	1,394,360
Integrated Device Technology, Inc.(a)(b)	111,155	5,225,397
Kopin Corp.(a)	45,026	108,963
Lattice Semiconductor Corp.(a)	97,427	779,416
MACOM Technology Solutions Holdings, Inc.(a)(b)	38,337	789,742
MaxLinear, Inc., Class A(a)(b)	53,552	1,064,614
Power Integrations, Inc.	24,596	1,554,467
Rambus, Inc.(a)	91,350	996,628
Semtech Corp.(a)	55,866	3,106,150
Silicon Laboratories, Inc.(a)(b)	37,318	3,425,792
SMART Global Holdings, Inc.(a)(b)	7,995	229,776
Vishay Intertechnology, Inc.	113,823	2,316,298

		31,270,948
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc.(a)(b)	27,884	1,078,553
Xcerra Corp.(a)	46,334	661,186

		1,739,739
Shipping — 0.4%
Eagle Bulk Shipping, Inc.(a)	35,471	199,347
GasLog Ltd.	33,991	671,322
Genco Shipping & Trading Ltd.(a)(b)	9,357	130,998
Golar LNG Ltd.	81,176	2,256,693
Gulfmark Offshore, Inc.(a)	2,696	100,561
International Seaways, Inc.(a)(b)	18,775	375,875
Matson, Inc.	36,163	1,433,501
Nordic American Tankers Ltd.(b)	105,079	219,615
Safe Bulkers, Inc.(a)	42,162	121,426
Scorpio Tankers, Inc.	258,879	520,347
Ship Finance International Ltd.	70,533	980,409
Teekay Corp.(b)	61,078	411,666
Teekay Tankers Ltd., Class A	151,222	149,377
Tidewater, Inc.(a)	20,920	652,495

		8,223,632
Software — 0.3%
Castlight Health, Inc., Class B(a)(b)	61,294	165,494
Five9, Inc.(a)	48,338	2,111,887
Instructure, Inc.(a)	26,819	949,393
MobileIron, Inc.(a)	64,113	339,799
Model N, Inc.(a)	22,864	362,394

Security	Shares	Value
Software (continued)
Park City Group, Inc.(a)	8,977	$90,668
pdvWireless, Inc.(a)	7,386	250,385
Qualys, Inc.(a)(b)	28,813	2,567,238

		6,837,258
Specialty Retail — 3.0%
1-800-Flowers.com, Inc., Class A(a)	21,655	255,529
Aaron’s, Inc.	60,020	3,268,689
Abercrombie & Fitch Co., Class A	58,349	1,232,331
America’s Car-Mart, Inc.(a)	5,068	396,318
American Eagle Outfitters, Inc.	137,643	3,417,676
Asbury Automotive Group, Inc.(a)	17,682	1,215,638
Ascena Retail Group, Inc.(a)	153,700	702,409
At Home Group, Inc.(a)	37,910	1,195,302
Barnes & Noble Education, Inc.(a)(b)	31,448	181,141
Barnes & Noble, Inc.	55,123	319,713
Bed Bath & Beyond, Inc.	115,398	1,730,970
Big 5 Sporting Goods Corp.	14,737	75,159
BMC Stock Holdings, Inc.(a)	58,483	1,090,708
Boot Barn Holdings, Inc.(a)	23,775	675,448
Buckle, Inc.	23,890	550,665
Caleres, Inc.	35,818	1,284,434
Carvana Co.(a)	27,720	1,637,975
Cato Corp., Class A	17,839	374,976
Chico’s FAS, Inc.	109,172	946,521
Children’s Place, Inc.	13,956	1,783,577
Citi Trends, Inc.	10,360	298,057
Conn’s, Inc.(a)	17,203	608,126
Container Store Group, Inc.(a)	12,814	142,235
DSW, Inc., Class A	58,914	1,996,006
Express, Inc.(a)	62,933	696,039
Five Below, Inc.(a)	46,782	6,084,467
Francesca’s Holdings Corp.(a)	27,788	103,093
GameStop Corp., Class A	84,855	1,295,736
Genesco, Inc.(a)	16,273	766,458
GNC Holdings, Inc., Class A(a)	70,695	292,677
Group 1 Automotive, Inc.	16,483	1,069,747
Guess?, Inc.	49,117	1,110,044
Haverty Furniture Cos., Inc.	16,875	372,938
Hibbett Sports, Inc.(a)	17,830	335,204
J. Jill, Inc.(a)	10,805	66,775
Lands’ End, Inc.(a)	8,483	148,877
Lithia Motors, Inc., Class A	19,793	1,616,296
Lumber Liquidators Holdings, Inc.(a)(b)	24,112	373,495
MarineMax, Inc.(a)	22,369	475,341
Monro, Inc.	27,314	1,901,054
Murphy USA, Inc.(a)	25,846	2,208,799
National Vision Holdings, Inc.(a)	41,531	1,874,709
New York & Co., Inc.(a)	20,615	79,574
Office Depot, Inc.	474,649	1,523,623
Party City Holdco, Inc.(a)	48,708	659,993
Pier 1 Imports, Inc.	65,372	98,058
Regis Corp.(a)	30,903	631,348

22

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Sally Beauty Holdings, Inc.(a)(b)	103,365	$1,900,882
Shoe Carnival, Inc.	9,176	353,276
Shutterfly, Inc.(a)	28,298	1,864,555
Sonic Automotive, Inc., Class A	20,697	400,487
Sportsman’s Warehouse Holdings, Inc.(a)(b)	30,363	177,624
Stamps.com, Inc.(a)	15,069	3,408,608
Systemax, Inc.	10,569	348,143
Tailored Brands, Inc.	42,506	1,070,726
Tilly’s, Inc., Class A	13,539	256,564
Zumiez, Inc.(a)	16,074	423,550

		59,368,363
Steel — 0.5%
AK Steel Holding Corp.(a)(b)	271,173	1,328,748
Allegheny Technologies, Inc.(a)(b)	107,991	3,191,134
Carbonite, Inc.(a)	26,956	960,981
Carpenter Technology Corp.	40,086	2,363,070
Olympic Steel, Inc.	7,448	155,440
Ryerson Holding Corp.(a)	11,697	132,176
Schnitzer Steel Industries, Inc., Class A	22,502	608,679
Shiloh Industries, Inc.(a)	10,800	118,800
TimkenSteel Corp.(a)	35,963	534,770
Universal Stainless & Alloy Products, Inc.(a)	7,161	182,677

		9,576,475
Technology: Miscellaneous — 0.3%
Apptio, Inc., Class A(a)	28,884	1,067,553
Benchmark Electronics, Inc.	40,778	954,205
CTS Corp.	28,076	963,007
Fabrinet(a)	30,893	1,429,110
Kimball Electronics, Inc.(a)	22,405	440,258
Plexus Corp.(a)	28,463	1,665,370

		6,519,503
Telecommunications Equipment — 0.3%
Applied Optoelectronics, Inc.(a)(b)	16,322	402,501
CalAmp Corp.(a)(b)	28,374	679,841
Clearfield, Inc.(a)	8,541	114,876
Knowles Corp.(a)(b)	74,802	1,243,209
Oclaro, Inc.(a)	144,465	1,291,517
Viavi Solutions, Inc.(a)	195,185	2,213,398
Vocera Communications, Inc.(a)	25,625	937,363

		6,882,705
Textile Products — 0.1%
Culp, Inc.	9,342	226,076
Interface, Inc.	51,118	1,193,605
Unifi, Inc.(a)	13,699	388,093

		1,807,774
Textiles Apparel & Shoes — 0.8%
Crocs, Inc.(a)	57,949	1,233,734
Deckers Outdoor Corp.(a)	26,025	3,086,044

Security	Shares	Value
Textiles Apparel & Shoes (continued)
Fossil Group, Inc.(a)(b)	40,171	$935,181
G-III Apparel Group Ltd.(a)	37,115	1,788,572
Oxford Industries, Inc.	14,388	1,297,798
Perry Ellis International, Inc.(a)	10,395	284,095
Rocky Brands, Inc.	5,462	154,575
Steven Madden Ltd.	50,278	2,659,706
Superior Group of Cos., Inc.	6,722	127,852
Vera Bradley, Inc.(a)	20,610	314,509
Weyco Group, Inc.	5,406	190,183
Wolverine World Wide, Inc.	79,034	3,086,278

		15,158,527
Tobacco — 0.2%
22nd Century Group, Inc.(a)(b)	93,142	261,729
Pyxus International, Inc.(a)(b)	9,613	221,099
Turning Point Brands, Inc.	7,273	301,539
Universal Corp.	21,138	1,373,970
Vector Group Ltd.	87,610	1,207,264

		3,365,601
Toys — 0.0%
Funko, Inc., Class A(a)(b)	9,922	235,052

Transportation Miscellaneous — 0.2%
Costamare, Inc.	44,822	290,895
Echo Global Logistics, Inc.(a)	23,827	737,445
General Finance Corp.(a)	8,102	129,227
Hub Group, Inc., Class A(a)	28,008	1,277,165
Scorpio Bulkers, Inc.	53,837	390,318
Textainer Group Holdings Ltd.(a)(b)	24,439	312,819
Wesco Aircraft Holdings, Inc.(a)	46,775	526,219

		3,664,088
Truckers — 0.5%
ArcBest Corp.	21,959	1,066,110
Covenant Transportation Group, Inc., Class A(a)	9,653	280,516
Daseke, Inc.(a)(b)	36,751	294,743
Forward Air Corp.	25,019	1,793,862
FRP Holdings, Inc.(a)	6,014	373,469
Heartland Express, Inc.	40,236	793,856
Marten Transport Ltd.	33,749	710,417
PAM Transportation Services, Inc.(a)	1,582	102,972
Saia, Inc.(a)	21,959	1,678,766
Universal Logistics Holdings, Inc.	7,277	267,794
US Xpress Enterprises, Inc.(a)	17,239	237,898
USA Truck, Inc.(a)	6,567	132,850
Werner Enterprises, Inc.	40,426	1,429,059
YRC Worldwide, Inc.(a)(b)	29,118	261,480

		9,423,792
Utilities: Electrical — 1.6%
ALLETE, Inc.	43,896	3,292,639
Atlantic Power Corp.(a)	87,942	193,472
Avista Corp.	56,000	2,831,360

23

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Utilities: Electrical (continued)
Black Hills Corp.	45,766	$2,658,547
Clearway Energy, Inc.	88,525	1,698,141
El Paso Electric Co.	34,716	1,985,755
IDACORP, Inc.	43,095	4,276,317
MGE Energy, Inc.	29,631	1,891,939
NorthWestern Corp.	43,261	2,537,690
Otter Tail Corp.	34,313	1,643,593
Pattern Energy Group, Inc.	69,874	1,388,396
PNM Resources, Inc.	68,554	2,704,455
Portland General Electric Co.	76,617	3,494,501
Spark Energy, Inc., Class A	9,750	80,438
Unitil Corp.	12,332	627,699

		31,304,942
Utilities: Gas Distributors — 0.8%
Chesapeake Utilities Corp.	13,419	1,125,854
New Jersey Resources Corp.	74,688	3,443,117
Northwest Natural Holding Co.	24,382	1,631,156
RGC Resources, Inc.	5,180	138,358
South Jersey Industries, Inc.	73,574	2,594,955
Southwest Gas Holdings, Inc.	41,841	3,306,694
Spire, Inc.	42,163	3,101,088

		15,341,222
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	34,133	1,846,937

Utilities: Telecommunications — 1.0%
8x8, Inc.(a)	78,727	1,672,949
ATN International, Inc.	8,598	635,220
Boingo Wireless, Inc.(a)	34,712	1,211,449
Cincinnati Bell, Inc.(a)	39,482	629,738
Cogent Communications Holdings, Inc.	36,186	2,019,179
Consolidated Communications Holdings, Inc.	60,719	791,776
Frontier Communications Corp.	89,008	577,662
Fusion Connect, Inc.(a)(b)	14,833	38,121
GTT Communications, Inc.(a)(b)	36,335	1,576,939
Iridium Communications, Inc.(a)(b)	82,258	1,850,805
j2 Global, Inc.	39,925	3,307,786
NII Holdings, Inc.(a)(b)	73,751	432,181
ORBCOMM, Inc.(a)	59,327	644,291
Shenandoah Telecommunications Co.	39,905	1,546,319
Spok Holdings, Inc.	13,726	211,380

Security	Shares	Value
Utilities: Telecommunications (continued)
Vonage Holdings Corp.(a)	189,930	$2,689,409
Windstream Holdings, Inc.(a)(b)	35,163	172,298

		20,007,502
Utilities: Water — 0.4%
American States Water Co.	31,160	1,905,122
AquaVenture Holdings Ltd.(a)	9,864	178,243
Artesian Resources Corp., Class A	6,777	249,258
California Water Service Group	41,610	1,785,069
Connecticut Water Service, Inc.	10,438	724,084
Consolidated Water Co. Ltd.	10,515	145,633
Global Water Resources, Inc.	7,636	80,865
Middlesex Water Co.	13,696	663,160
Pure Cycle Corp.(a)	11,615	134,153
SJW Group	14,957	914,621
York Water Co.	10,895	331,208

		7,111,416

Total Common Stocks — 98.3% (Cost — $1,599,362,578)		1,945,704,781

Investment Companies — 0.3%
iShares Russell 2000 ETF (f)	40,136	6,764,923

Total Investment Companies — 0.3% (Cost — $6,360,340)		6,764,923

Total Long-Term Investments — 98.6% (Cost — $1,605,722,918)		1,952,469,704

Short-Term Securities — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.27%(d)(e)(f)	170,562,766	170,613,935
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(f)	25,328,923	25,328,923

Total Short-Term Securities — 9.9% (Cost — $195,910,619)		195,942,858

Total Investments — 108.5% (Cost — $1,801,633,537)		2,148,412,562
Liabilities in Excess of Other Assets — (8.5)%		(168,841,289)

Net Assets — 100.0%		$1,979,571,273

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

24

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series

(f)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Master Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	102,254,881	68,307,885	(b)	—	170,562,766	$170,613,935	$1,512,500	(c)	$(14,832)	$45,184
BlackRock Cash Funds: Treasury, SL Agency Shares	17,833,717	7,495,206	(b)	—	25,328,923	25,328,923	241,176		—	—
PennyMac Financial Services, Inc.	3,162	—		—	3,162	66,086	1,265		—	(4,585)
PennyMac Mortgage Investment Trust	39,124	11,926	(b)	—	51,050	1,033,252	41,337		(11,795)	191,088
iShares Russell 2000 ETF	38,224	615,322		(613,410)	40,136	6,764,923	43,092		647,199	146,992

						$203,807,119	$1,839,370		$620,572	$378,679

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

MBIA — Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)

MYR — Malaysian Ringgit

Radian — Radian Guaranty, Inc.

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	324	12/21/18	$27,553	$(217,698)

25

Schedule of Investments (unaudited) (continued) September 30, 2018	Master Small Cap Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Series has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Series’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Series’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Series’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Series’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Series’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)
Common Stocks	$1,945,147,035	$517,407	$40,339	$1,945,704,781
Investment Companies	6,764,923	—	—	6,764,923
Short-Term Securities	195,942,858	—	—	195,942,858

	$2,147,854,816	$517,407	$40,339	$2,148,412,562

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(217,698)	$—	$—	$(217,698)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

26

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 19, 2018